TOMORROW FUNDS
                                RETIREMENT TRUST

                         A Lifecycle Retirement Program



                                 Annual Report
                               DECEMBER 31, 1996




                       TOMORROW LONG-TERM RETIREMENT FUND
                      TOMORROW MEDIUM-TERM RETIREMENT FUND
                      TOMORROW SHORT-TERM RETIREMENT FUND
                           CORE LARGE-CAP STOCK FUND
                           CORE SMALL-CAP STOCK FUND

TOMORROW FUNDS RETIREMENT TRUST

Table of Contents





     Chairman's Letter ................................ 1
     Average Annual Total Return ...................... 2
     Ten Largest Holdings  ............................ 5
     Schedules of Investments
          Core Large Cap Stock Fund...................  6
          Core Small Cap Stock Fund...................  9
          Tomorrow Long-Term Retirement Fund.......... 14
          Tomorrow Medium-Term Retirement Fund ....... 23
          Tomorrow Short-Term Retirement Fund ........ 31
     Statements of Assets and Liabilities............  38
     Statements of Operations .......................  39
     Statements of Changes in Net Assets ............  40
     Notes to Financial Statements ..................  41
     Financial Highlights ...........................  47
     Independent Auditor's Report....................  48

DEAR SHAREHOLDER:

  Continued low inflation, a cooling economy (3rd quarter growth of 2.0%), declining interest rates, and healthy profit margins set the stage for yet another strong increase in the market in the 4th quarter of 1996.

  Record cash flows into equity mutual funds helped November's 7.6% rise in the S&P 500 replace September's 5.6% gain as the strongest monthly performance since December 1991. The market's fourth quarter return of 8.4% was the eighth straight 3% or greater quarterly gain. Since January 1995, the S&P 500 has returned an astonishing 68.9%.

  In December cautionary comments on the current bull market by Fed Chairman Greenspan tempered to some degree the prevailing market optimism, and resulted in an increase in market volatility similar to what we saw in July.

  Since their inception in March 1996 the Tomorrow Short Term, Medium Term and Long Term Retirement Funds have performed slightly below their benchmark allocations of fixed income, domestic and international equities. The Core Small Cap Fund had a very strong 1996, outperforming its benchmark, the Russell 2000, by over four percentage points. Since its inception in February 1996, the Core Large Cap Fund slightly underperformed the S&P 500.

  The Tomorrow Funds utilize a highly structured quantitative process in the domestic equity allocations. The objective of the process is to maximize return while minimizing investment risk as well as style and capitalization drift. Historically, this risk-averse strategy has fared well relative to the markets over a market cycle, and has underperformed when stock prices rise sharply. Given the powerful up market of 1995-96, the slight underperformance of the Funds is consistent with our long term goal of reducing risk.

  Weiss, Peck & Greer is committed to helping you invest wisely prior to and during your retirement. The Tomorrow Retirement Funds were created to simplify investment decision making and help you enjoy today. We wish you and your family a happy, healthy and prosperous 1997.

                                              Sincerely,




                                              /s/ Roger J. Weiss
                                              Roger J. Weiss
                                              Chairman of the Board
                                              January 15, 1997

TOMORROW FUNDS RETIREMENT TRUST

Average Annual Total Return

CORE LARGE-CAP
The Tomorrow Fund Large-Cap portfolio underperformed the S&P 500 in 1996 with a return of 15.4% as compared to the index's return of 16.9% over the same period.

This year's extended and unusually powerful run in the market, coming at the end of a long economic cycle, was an inhospitable environment for the Fund's risk control strategy. The strongly defensive character of the strategy caused the risk controlled portfolio to lag its benchmark during this extended run.

[Graph shown here]

                          Average Annual Total Return
                (for the period February 6, 1996 (commencement of
                     operations) through December 31, 1996




CORE LARGE-CAP.....................   15.35
S&p 500............................   16.39%



CORE SMALL-CAP
The Tomorrow Fund Small-Cap portfolio outperformed the Russell 2000 in 1996 with a 17.7% return vs. the benchmark's 13.6% return.

The Fund uses a highly quantitative strategy that focuses on minimizing the total risk of the investment portfolio. In 1996 this focus resulted in a value tilt to the portfolio as well as concentrations in the real property and mortgage industries. The strong performance of the financial sector in conjunction with small cap value stocks outperforming growth in 1996, were the primary contributors to the Fund's strong performance relative to the Russell 2000.


[Graph shown here]

                          Average Annual Total Return
                (for the period February 6, 1996 (commencement of
                      operations) through December 31, 1996




CORE SMALL-CAP.....................   17.70%
S&P 500............................   13.63%

TOMORROW FUNDS RETIREMENT TRUST

Average Annual Total Return

LONG, MEDIUM & SHORT TERM
TOMORROW FUNDS

In 1996 the Adviser class of each Tomorrow Life Cycle Fund, which consist of a blended allocation of domestic and international equities and fixed income instruments, underperformed their respective benchmarks by an average of 1.8%. Performance for the Institutional class will vary from the Adviser class due to differences in expenses charged to their class.

The domestic equity portfolios comprise the largest allocation in the Life Cycle Tomorrow Funds. These portfolios utilize the same risk control strategy employed in the Large and Small Cap Tomorrow Funds. This risk-averse strategy has historically performed well relative to the markets over a market cycle and have underperformed in sharply rising markets. Given the powerful up market of 1995-1996 the underperformance in the Funds is consistent with our long term goal of reducing volatility.


[Graph shown here]

                          Average Annual Total Return
                      (Inception through December 31, 1996)




TOMORROW LONG-TERM
   (Adviser Class)...............    9.08+
   (Institutional Class).........    9.03%++
Tomorrow Long-Term Benchmark.....   11.00%



[Graph shown here]
                         Average Annual Total Return
                      (Inception through December 31, 1996)



TOMORROW MEDIUM-TERM
   (Adviser Class)...............    8.89+
   (Institutional Class).........    8.54%++
Tomorrow Long-Term Benchmark.....   10.53%




[Graph shown here]
                         Average Annual Total Return
                      (Inception through December 31, 1996)



TOMORROW SHORT-TERM
   (Adviser Class)...............    8.54+
   (Institutional Class).........    8.23%++
Tomorrow Long-Term Benchmark.....   10.39%

+  Inception March 7, 1996.
++ Inception April 2, 1996.

TOMORROW FUNDS RETIREMENT TRUST

Average Annual Total Return


Performance represents historical data. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Each Fund's results and their indices assume the reinvestment of all capital gain distributions and income dividends. Each Fund's past performance is not indicative of future performance and should be considered in light of each Fund's investment policy and objectives, the characteristics and quality of its portfolio securities and the periods selected. The S&P 500 Stock Index and the S&P 400 MidCap Stock Index are each broad based measurement of changes in stock market conditions based on the average performance of 500 and 400, respectively, widely held common stocks. The Russell 2000 Growth Index is a measurement of changes in stock market conditions based on the average performance of small U.S. growth oriented securities with a median market capitalization of approximately $200 million. The Lehman Government Corporate Index is a market weighted blend of all U.S. Government securities and all U.S. Corporate securities. The Morgan Stanley Capital International Europe, Australia, Far East ("EAFE") is an index of more than 800 companies in Europe, Australia and the Far East.

The benchmarks used by the Long-Term Retirement Fund, Medium-Term Retirement Fund and Short-Term Retirement Fund are each comprised of an allocated portion of several of the above mentioned indices. The allocated portions are as follows:


                                        Long-    Medium-  Short
                                        Term     Term     Term

         S&P 500                        30%      35%      40%
         S&P 400 MidCap                 20%      15%      10%
         Russell 2000 Growth            25%      15%      10%
         Lehman Government Corporate    20%      30%      40%
         EAFE                            5%       5%       0%



TOMORROW FUNDS RETIREMENT TRUST

Ten Largest Holdings at December 31, 1996*




                                                 Market        Percent
Core Large-Cap                                   Value         of Fund

Exxon Corp...................................    $64,680          4.1%
Royal Dutch Petroleum Co ADR.................     47,298          3.0%
Standard & Poor's Depositary
    Receipt..................................     44,362          2.8%
Lilly Eli  & Co..............................     29,492          1.9%
Mobil Corp...................................     28,362          1.8%
GTE Corp.....................................     26,481          1.7%
Bristol-Myers Squibb Co......................     26,426          1.7%
Eastman Kodak Co.............................     25,038          1.6%
International Business Machines
     Corp....................................     23,707          1.5%
Amoco Corp...................................     23,579          1.5%
                                                $339,425         21.6%


                                                  Market        Percent
Core Small-Cap                                    Value         of Fund

BRE Properties Inc...........................    $10,568          0.5%
Home Beneficial Corp.........................      6,780          0.4%
Financial Trust Corp.........................      6,699          0.4%
IWC Resources Corp...........................      6,567          0.3%
Citizens Bancorp Maryland..................        6,200          0.3%
Boole & Babbage Inc..........................      6,025          0.3%
Ekco Group Inc...............................      5,998          0.3%
Liberty Bancorp Inc..........................      5,920          0.3%
SPX Corp.....................................      5,890          0.3%
Interstate Bakeries Corp.....................      5,846          0.3%
                                                 $66,493          3.4%




Long-Term Retirement

US Treasury Note
    5.500%, Due 11/15/98.....................   $120,187          9.5%
US Treasury Note
    6.500%, Due 8/15/05......................     98,628          7.8%
Exxon Corp ..................................     91,140          7.2%
Standard & Poor's Depositary
   Receipt...................................     57,302          4.6%
BT EAFE Equity Index Fund....................     53,861          4.3%
US Treasury Bond
    6.875%, Due 8/15/25......................     35,689          2.8%
U.S. Robotics Corp ..........................     23,040          1.8%
Amgen Inc ...................................     18,542          1.5%
State Auto Financial Corp ...................     18,486          1.5%
Sprint Corp..................................     18,343          1.5%
                                                $535,218         42.5%


Medium-Term Retirement

US Treasury Note
    5.500%, Due 11/15/98.....................   $501,606         13.6%
US Treasury Note
    6.500%, Due 8/15/05......................    425,711         11.6%
Standard & Poor's Depositary
    Receipt..................................    177,450          4.8%
US Treasury Bond
    6.875%, Due 8/15/25......................    161,111          4.4%
BT EAFE Equity Index Fund....................    144,849          3.9%
Exxon Corp...................................     53,214          1.4%
May Department Stores Co.....................     39,083          1.1%
Kimberly-Clark Corp .........................     37,243          1.0%
Royal Dutch Petroleum Co ADR ................     36,882          1.0%
Viacom Inc Cl B .............................     35,433          1.0%
                                              $1,612,582         43.8%


Short-Term Retirement

US Treasury Note
    5.500%, Due 11/15/98.....................   $880,046         18.5%
US Treasury Note
    6.500%, Due 8/15/05......................    743,737         15.6%
US Treasury Bond
    6.875%, Due 8/15/25......................    275,316          5.8%
Standard & Poor's Depositary
    Receipt..................................    221,813          4.7%
Royal Dutch Petroleum Co ADR ................    126,013          2.6%
Exxon Corp...................................     91,140          1.9%
GTE Corp ....................................     84,766          1.8%
Pharmacia & Upjohn Inc ......................     75,169          1.6%
Mobil Corp ..................................     73,350          1.5%
Chevron Corp ................................     71,825          1.5%
                                              $2,643,175         55.5%


 * The composition of the largest securities in each porfolio is subje


TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996


   Number
 of Shares                      Security                        Value


                            Core Large-Cap Stock Fund


              COMMON STOCKS (96.6%)
              Basic Materials (9.3%)
        185   Dow Chemical Co .............................       $14,499
        360   Barrick Gold Corp ...........................        10,305
        235   Monsanto Co .................................         9,136
        117   PPG Industries Inc. .........................         6,567
        274   Placer Dome Inc ADR .........................         5,960
         88   Phelps Dodge Corp ...........................         5,940
         82   Pioneer Hi Bred International ...............         5,740
        117   Great Lakes Chemical Corp. ..................         5,470
        105   W.R. Grace & Co..............................         5,434
        105   International Flavors &
                 Fragrances Inc ...........................         4,725
        144   Inco Ltd ....................................         4,590
         99   Newmont Mining Corp .........................         4,430
         48   Rohm & Haas Co ..............................         3,918
         66   Reynolds Metals Co ..........................         3,720
        194   Engelhard Corp ..............................         3,710
        110   James River Corp of Virginia ................         3,644
        114   USX US Steel Group ..........................         3,577
         61   Temple Inland Inc ...........................         3,302
         64   Nucor Corp ..................................         3,264
         79   International Paper Co. .....................         3,190
        133   Cyprus Amax Minerals Co. ....................         3,109
         47   Sigma Aldrich Corp ..........................         2,935
        188   Homestake Mining Co .........................         2,679
         80   Boise Cascade Corp ..........................         2,540
         46   Union Camp Corp .............................         2,197
        224  +Bethlehem Steel Corp. .......................         2,016
         70   Westvaco Corp................................         2,013
         86   Allegheny Teledyne Inc ......................         1,978
         51   Bemis Inc ...................................         1,881
        103   Worthington Industries.......................         1,867
         92   Inland Steel Industries Inc .................         1,840
         25  +FMC Corp ....................................         1,753
        231   Echo Bay Mines Ltd ..........................         1,530
         37   BF Goodrich Co...............................         1,499
        100   Stone Container Corp ........................         1,487
         36   Ecolab Inc ..................................         1,354
         35   Nalco Chemical Co ...........................         1,264
        159  +Armco Inc ...................................           656
         13   Potlach Corp ................................           559
                                                                 --------
                                                                  146,278
                                                                 --------
              Capital Goods (12.2%)
        216   Boeing Co ...................................        22,977
        222   Minnesota Mining &
                 Manufacturing Co .........................        18,398
        222   McDonnell Douglas Corp ......................        14,208
        204  +Rockwell International.......................        12,418
        124   Emerson Electric Co. ........................        11,997

   Number
 of Shares                      Security                        Value


         Core Large-Cap Stock Fund (continued)


        204   Corning Inc .................................        $9,435
        405   Westinghouse Electric Corp ..................         8,049
        107   Honeywell Inc. ..............................         7,035
        110   Fluor Corp ..................................         6,902
         89   Eaton Corp ..................................         6,208
        105   Crown Cork & Seal Inc .......................         5,709
        114   Cooper Industries ...........................         4,802
         89   Tyco International Ltd ......................         4,706
         47   Textron Inc .................................         4,430
         76   Alco Standard Corp ..........................         3,924
         91   Parker Hannifin Corp ........................         3,526
         42   Northrop Grumman Corp .......................         3,476
         62   Dover Corp ..................................         3,115
        118   Pall Corp ...................................         3,009
        120   PP & L Resources Inc ........................         2,760
         34   Raychem Corp.................................         2,724
         55   Harnischfeger Industries Inc. ...............         2,647
         36   General Dynamics ............................         2,538
         30   Grainger WW Inc .............................         2,408
         58   Millipore Corp ..............................         2,400
        205   Laidlaw Inc Cl B.............................         2,358
         46   Cummins Engine Inc ..........................         2,116
         80   Moore Corp Ltd ..............................         1,630
         44   Avery Dennison Corp .........................         1,556
         35   General Signal Corp .........................         1,496
         78   McDermott International Inc .................         1,297
         57   Cincinnati Milacron Inc .....................         1,247
         47   Ball Corp ...................................         1,222
         27   Briggs & Stratton Corp ......................         1,188
         40   Crane Co ....................................         1,160
         29   Trinova Corp ................................         1,055
         28   National Services Industries Inc ............         1,046
         23   Thomas & Betts Corp .........................         1,021
         43   Premark International........................           957
         98  +Navistar International Corp .................           894
         14   Timken Co. ..................................           642
         42   Giddings & Lewis Inc. .......................           541
          6   NACCO Industries Inc Cl A ...................           321
                                                                 --------
                                                                  191,548
                                                                 --------
              Communication Services (3.1%)
        582   GTE Corp.....................................        26,481
        326   US West Inc .................................        10,513
        171   Sprint Corp .................................         6,818
        163   ALLTEL Corp .................................         5,114
                                                                 --------
                                                                   48,926
                                                                 --------
              Consumer Cyclical (12.4%)
        312   Eastman Kodak Co ............................        25,038
        237   May Department Stores Co ....................        11,080
        378   Dun & Bradstreet Corp .......................         8,978


                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


         Core Large-Cap Stock Fund (continued)


        382   The Limited Inc .............................        $7,019
        225   Gap Inc. ....................................         6,778
         89   Gannet Inc ..................................         6,664
        240   Mattel Inc...................................         6,660
        156   Dayton Hudson Corp ..........................         6,123
        170   Masco Corp ..................................         6,120
        153   Service Corp International ..................         4,284
         96   Tandy Corp...................................         4,224
        136   Dillard Department Stores ...................         4,199
        106   New York Times Co Cl A ......................         4,028
         90   Genuine Parts Co ............................         4,016
         83   Interpublic Group of Cos Inc ................         3,942
        375  +K mart Stores ...............................         3,891
         81   Harcourt General Inc.........................         3,736
        109   Dow Jones & Co Inc ..........................         3,692
        113   Black & Decker Corp..........................         3,404
         98   Cognizant Corp ..............................         3,234
         70   McGraw-Hill Cos Inc .........................         3,229
         64   TRW Inc. ....................................         3,168
         71   Owens Corning ...............................         3,026
         94   Echlin Inc. .................................         2,973
         67   Polaroid Corp ...............................         2,914
         42   VF Corp .....................................         2,835
         40   Armstrong World Industries Inc...............         2,780
        139   Cooper Tire & Rubber ........................         2,745
         65   Reebok International Ltd ....................         2,730
        135   Maytag Corp .................................         2,666
         69   Liz Claiborne Inc. ..........................         2,665
         63   Hasbro Inc ..................................         2,449
         31   Tribune Co. .................................         2,445
         80   Circuit City Store Inc ......................         2,410
         43   Sherwin-Williams Co. ........................         2,408
         61   Knight- Ridder Inc ..........................         2,333
        106  +Woolworth Corp ..............................         2,319
         77   American Greetings-Cl A .....................         2,185
         52  +Fruit of the Loom Inc .......................         1,969
         71   Stanley Works ...............................         1,917
         37   Mercantile Stores ...........................         1,827
        102   Viad Corp ...................................         1,683
         35   TJX Cos Inc..................................         1,658
         71   Ogden Corp ..................................         1,331
         60   Jostens Inc .................................         1,268
         34   Snap-On Inc .................................         1,211
         40   Russell Corp ................................         1,190
         28  +Payless ShoeSource Inc ......................         1,050
         20   Springs Industries Inc ......................           860
         16   Meredith Corp ...............................           844
         54   Stride Rite Corp ............................           540
         32  +ACNielsen Corp ..............................           484
         22   Outboard Marine Inc. ........................           363
          9  +Footstar Inc ................................           224
                                                                 --------
                                                                  193,809
                                                                 --------
   Number
 of Shares                      Security                        Value


         Core Large-Cap Stock Fund (continued)


              Consumer Staples (13.1%)
        101   Unilever NV ADR .............................       $17,700
        212   Walt Disney Co ..............................        14,761
        398  +Viacom Inc Cl  B ............................        13,880
        205   Kellogg Co ..................................        13,453
        309   Heinz H J Co ................................        11,124
        483   Archer Daniels Midland Co....................        10,626
        254   Anheuser- Busch Cos Inc. ....................        10,160
        118   Ralston Purina Co ...........................         8,658
        165   Conagra Inc .................................         8,209
         87   Colgate-Palmolive Co ........................         8,026
        102   CPC International Inc. ......................         7,905
        234   UST Inc. ....................................         7,576
        109   General Mills Inc ...........................         6,908
        158   Quaker Oats Co...............................         6,024
        129  +Kroger Co ...................................         5,999
         69   Avon Products Inc ...........................         3,942
         96   American Stores Co...........................         3,924
        115   Winn Dixie Stores ...........................         3,637
         76   Hershey Foods Corp ..........................         3,325
         79   Rite Aid Corp. ..............................         3,140
        127   Whitman Corp ................................         2,905
         87   Sysco Corp ..................................         2,838
         67  +CVS Corp ....................................         2,764
         51   Tupperware Corp..............................         2,735
         26   Clorox Co. ..................................         2,610
         74   Giant Food Inc Cl A .........................         2,553
        122   Wendy's International .......................         2,501
         57  +Ceridian Corp ...............................         2,308
         67   Deluxe Corp .................................         2,194
         50  +King World Productions Inc ..................         1,844
        123   Dial Corp ...................................         1,814
         60   Supervalu Inc. ..............................         1,703
         29   Brown-Forman Corp Class  B ..................         1,327
         74   Fleming Cos Inc .............................         1,277
         70   Safety Kleen Corp ...........................         1,146
         28   Great Atlantic & Pacific Tea ................           892
         25   Hilton Hotels Corp ..........................           653
         32   Coors (Adolph) Co Cl B ......................           608
         29   Luby's Cafeterias Inc. ......................           576
         77  +Shoney's Inc ................................           539
          8   Alberto Culver Co............................           384
         43  +Ryan's Family Steak Houses Inc ..............           296
          6   Longs Drug Stores Corp.......................           295
          7   Harland Co. .................................           231
                                                                 --------
                                                                  205,970
                                                                 --------

              Energy (18.0%)
        660   Exxon Corp ..................................        64,680
        277   Royal Dutch Petroleum Co ADR ................        47,298
        232   Mobil Corp. .................................        28,362


                       See notes to financial statements



TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


         Core Large-Cap Stock Fund (continued)


        292   Amoco Corp ..................................       $23,579
        317   Chevron Corp.................................        20,605
        137   Texaco Inc ..................................        13,443
        134   Schlumberger Ltd ............................        13,383
         93   Atlantic Richfield ..........................        12,334
        240   Phillips Petroleum Co. ......................        10,620
        331   Occidental Petroleum Corp ...................         7,737
        117   Halliburton Co...............................         7,049
        127   Burlington Resources Inc ....................         6,398
        170   Dresser Industries Inc ......................         5,270
         78   Amerada Hess Corp. ..........................         4,514
        105   Baker Hughes Inc ............................         3,623
         98   Sun Co ......................................         2,389
         30   Kerr McGee Corp .............................         2,160
         83  +Oryx Energy Co ..............................         2,054
         28   Louisiana Land & Exploration Co .............         1,502
         33   Ashland Inc .................................         1,448
         21   Pennzoil Co. ................................         1,187
         71  +Santa Fe Energy Resources ...................           985
         38  +Rowan Cos ...................................           860
         11   Helmerich & Payne Inc........................           573
                                                                 --------
                                                                  282,053
                                                                 --------
              Financial (3.8%)
         79   Loews Corp ..................................         7,446
        127   Lincoln National Corp Ltd. ..................         6,667
         74   UNUM Corp ...................................         5,347
         76   First Bank System Inc .......................         5,254
         43   Marsh & McLennan Cos ........................         4,472
         99   U.S. Bancorp ................................         4,449
         64   St Paul Cos. Inc Corp .......................         3,752
         55   Boatmen's Bancshares Inc ....................         3,548
         44   Transamerica Corp ...........................         3,481
         76   National City Corp ..........................         3,411
         80   Safeco Corp .................................         3,155
         44   Jefferson- Pilot Corp .......................         2,492
        117   USF&G Corp ..................................         2,442
         25   Republic NY Corp ............................         2,041
         18   Aetna Inc ...................................         1,440
         21   USLife Corp .................................           698
                                                                 --------
                                                                   60,095
                                                                 --------
              Health Care (11.9%)
        404   Lilly Eli & Co ..............................        29,492
        243   Bristol-Myers Squibb Co. ....................        26,426
        341   Schering-Plough Corp. .......................        22,080
        543   Pharmacia & Upjohn Inc.......................        21,516
        316   American Home Products Corp..................        18,526
        257  +Amgen Inc. ..................................        13,974
        140   Warner Lambert Co ...........................        10,500
        148  +Boston Scientific Corp ......................         8,880

   Number
 of Shares                      Security                        Value


         Core Large-Cap Stock Fund (continued)


        262  +Humana Inc ..................................        $5,011
        188  +Tenet Healthcare Corp .......................         4,113
         96  +St. Jude Medical Inc. .......................         4,092
         91   Becton Dickinson & Co. ......................         3,947
         84   Allergan Inc. ...............................         2,992
         83   Bausch & Lomb Inc ...........................         2,946
         63   Mallinckrodt Inc. ...........................         2,780
        169   Biomet ......................................         2,556
         92  +ALZA Corp ...................................         2,381
         83  +Fresenius Medical Care ADR ..................         2,334
         43   United States Surgical Corp .................         1,693
         78  +Transitional Hospitals Corp .................           751
                                                                 --------
                                                                  186,990
                                                                 --------
              Technology (4.6%)
        157   International Business Machines
                  Corp.....................................        23,707
        415   First Data Corp .............................        15,147
        143   Raytheon Co .................................         6,882
        593  +Novell Inc ..................................         5,615
        233  +Apple Computer Inc ..........................         4,864
        105  +Advanced Micro Devices Inc ..................         2,704
         90   Autodesk Inc ................................         2,520
         33   Perkin Elmer Corp............................         1,943
         26   Harris Corp..................................         1,784
        126  +Amdahl Corp .................................         1,528
         75   EG&G Inc ....................................         1,509
        190  +Unisys Corp .................................         1,282
         25   Shared Medical Systems Corp .................         1,231
         71  +Intergraph Corp .............................           728
         40  +Data General Corp ...........................           580
                                                                 --------
                                                                   72,024
                                                                 --------
              Transportation (0.7%)
        136  +Federal Express Corp. .......................         6,052
        123   Caliber Systems Inc .........................         2,368
         60   Consolidated Freightways Inc ................         1,335
         43  +USAir Group Inc .............................         1,005
         23  +Yellow Corp .................................           331
         30  +Consolidated Freightways Corp ...............           266
                                                                 --------
                                                                   11,357
                                                                 --------
              Utilities (7.5%)
        465   Southern Co .................................        10,521
        239   Enron Corp ..................................        10,307
        139   FPL Group Inc. ..............................         6,394
        137   Duke Power Co ...............................         6,371
        153   Williams Cos Inc ............................         5,738
        142   Dominion Resources Inc.......................         5,467
        251   Pacific Gas & Electric Co. ..................         5,271
        107   Coastal Corp ................................         5,230

                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


         Core Large-Cap Stock Fund (continued)


        117   American Electric Power Co ..................        $4,812
        117   Texas Utilities Co ..........................         4,768
        164   Entergy Corp.................................         4,551
        226   Edison International ........................         4,492
        185   Houston Industries ..........................         4,186
        153   Central & South West Corp ...................         3,921
        110   Cinergy Corp. ...............................         3,671
         71   Sonat Inc. ..................................         3,656
         59   Consolidated National Gas Co ................         3,260
        101   Pacific Enterprises .........................         3,068
         90   GPU Inc .....................................         3,026
         46   Columbia Gas System Inc .....................         2,927
         76   Union Electric Co............................         2,925
         95   Public Service Entreprise ...................         2,588
        111   Ohio Edison Co ..............................         2,525
        210  +Niagara Mohawk Power Corp....................         2,074
         42   Northern States Power........................         1,927
         67   ENSERCH Corp ................................         1,541
         82   Noram Energy Corp. ..........................         1,261
         26   Nicor Inc. ..................................           929
         26   Oneok Inc. ..................................           780
          6   Eastern Enterprises .........................           212
                                                                 --------
                                                                  118,399
                                                                 --------
              Total Common Stocks
                  (Cost $1,408,895)........................     1,517,449
                                                                ---------
              Unit Investment Trust (2.8%)
                  (Cost $44,815)
        600   Standard & Poor's
                  Depositary Receipt ......................        44,362
                                                                 --------
              CONVERTIBLE PREFERRED
                 STOCK (0.0%)
                  (Cost $327)
              Financial (0.0%)
          5   Aetna Inc Class C 6.250% ....................           397
                                                                 --------
              Total Investments (99.4%)
                  (Cost $1,454,037)........................     1,562,208

              Other Assets in Excess
                  of Liabilities (0.6%)....................         8,924
                                                                 --------
              Total Net Assets (100.0%)....................    $1,571,132

                                                                =========
+  Non-income producing security.


   Number
 of Shares                      Security                        Value


                            Core Small-Cap Stock Fund


              COMMON STOCKS (97.0%)
              Basic Materials (4.8%)
        213   Tuscarora Inc ...............................        $5,831
        112   Ameron International Inc ....................         5,782
        114   Cleveland Cliffs Inc.........................         5,173
        807  +Amax Gold Inc ...............................         5,145
        157   Florida Rock Industries Inc..................         5,142
        136   Carpenter Technology Corp ...................         4,981
        222   Lawter International Inc ....................         4,962
        139   Mosinee Paper Corp ..........................         4,934
        179   Fab Industries Inc ..........................         4,922
        150   Cambrex Corp ................................         4,913
        149   Liqui-Box Corp ..............................         4,842
        318   Coeur D'Alene Mines Corp.....................         4,810
        291   Quaker Chemical Corp ........................         4,765
        145   Dexter Corp .................................         4,622
        244   Wausau Paper Mills Co .......................         4,514
        765  +Hecla Mining Co .............................         4,207
        109  +Getchell Gold Corp ..........................         4,183
        302   Calgon Carbon Corp ..........................         3,699
         61   Fuller H B Co ...............................         2,867
        151   Lilly Industries Inc Cl A ...................         2,775
         57   Penwest Ltd .................................           998
                                                                 --------
                                                                   94,067
                                                                 --------
              Capital Goods  (12.8%)
        109   NACCO Industries Inc Cl A ...................         5,831
        166   McClatchy Newspapers Inc Cl A ...............         5,810
        139   Butler Manufacturing Co .....................         5,630
        274   Penn Engineering &
                  Manufacturing Corp.......................         5,617
        133   Kimball International Inc Cl B...............         5,503
        372   Daniel Industries Inc........................         5,487
         87  +SEACOR Holdings Inc .........................         5,481
        133   Manitowoc Inc ...............................         5,387
        132   Tredegar Industries Inc .....................         5,297
        352   Oil-Dri Corp America ........................         5,280
        161   Kysor Industrial Corp .......................         5,253
        212   Amcast Industrial Corp ......................         5,247
        210   Brady W H Co ................................         5,171
        127   IDEX Corp ...................................         5,064
        107   Fisher Scientific International Inc..........         5,042
         84   Barnes Group Inc ............................         5,040
         94   Mine Safety Appliances Co ...................         5,006
        227  +Osmonics Inc ................................         4,994
        202   Baldor Electric Co ..........................         4,974
        111   Thiokol Corp ................................         4,967
        117   American Filtrona Corp ......................         4,958
        214   Albany International Corp Cl A ..............         4,949
        177  +Bearings Inc.................................         4,934
         81   Carlisle Cos Inc ............................         4,900

                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


         Core Small-Cap Stock Fund (continued)


         76  +SPS Technologies Inc ........................        $4,883
        237   Varlen Corp .................................         4,873
        145   Donaldson Co.................................         4,858
        100  +Littelfuse Inc. .............................         4,850
        149  +Avatar Holdings Inc .........................         4,768
         91   Teleflex Inc ................................         4,743
        185   International Aluminum Corp .................         4,718
        205   Learonal Inc ................................         4,715
        211  +Ladd Furniture Inc ..........................         4,680
        155   Commercial Metals Co.........................         4,669
        151   Standex International Corp ..................         4,662
        631  +Insituform Technologies Inc Cl A ............         4,654
        145  +USA Waste Services Inc ......................         4,622
        188   Graco Inc ...................................         4,606
        145   Stone & Webster Inc .........................         4,604
        204  +Lydall Inc ..................................         4,590
        492  +Thermo Fibertek Inc .........................         4,582
        262   Raymond Corp ................................         4,552
        316   Woodhead Industries Inc .....................         4,345
        679   UNR Industries Inc ..........................         4,074
        101  +Sequa Corp Cl A .............................         3,964
        109  +Dionex Corp .................................         3,815
        302  +Nashua Corp. ................................         3,624
        114  +Syratech Corp ...............................         3,591
        326   Sealright Co ................................         3,423
        156   Granite Construction Inc ....................         2,964
        100   Grief Bros Corp Cl A ........................         2,850
        167  +Cuno Inc ....................................         2,484
         63   AAR Corp ....................................         1,905
         19   Miller (Herman) Inc .........................         1,076
         35   Harmon Industries ...........................           652
         22  +Devon Group Inc .............................           605
         42  +Durakon Industries Inc. .....................           536
         15   Gleason Corp ................................           497
         34  +Intermagnetics General Corp .................           408
                                                                 --------
                                                                  251,264
                                                                 --------
              Consumer Cyclical (14.3%)
      1,371   Ekco Group Inc ..............................         5,998
        152   SPX Corp ....................................         5,890
        124   Pultizer Publishing Co.......................         5,750
         88  +Culbro Corp .................................         5,709
        417  +Johnson Worldwide
                  Association Inc Cl A.....................         5,525
        284   Sturm Ruger & Co Inc ........................         5,502
        222   Donnelly Corp ...............................         5,439
         96   Houghton Mifflin Co .........................         5,436
        386   ADVO Inc ....................................         5,404
        214   American Business Products...................         5,377
        195   K2 Inc ......................................         5,362
        210   Standard Products Co ........................         5,355

   Number
 of Shares                      Security                        Value


         Core Small-Cap Stock Fund (continued)


        527   Graphic Industries ..........................        $5,336
        449  +Lifetime Hoan Corp ..........................         5,276
        120   Hughes Supply Inc ...........................         5,175
        157   Wiley (John) & Sons Inc Cl A ................         5,063
        160   Wynns International Inc .....................         5,060
        505   Crown Crafts Inc ............................         5,050
        154  +Gelman Sciences Inc .........................         5,005
        202   Bassett Furniture Industries Inc.............         4,949
         82   NCH Corp ....................................         4,940
        172   Starrett LS Co Cl A .........................         4,881
        830  +American Media Inc...........................         4,876
        164   Lawson Products Inc .........................         4,856
        177   Unitog Co....................................         4,823
        181   Guilford Mills Inc ..........................         4,819
        315  +National Education Corp .....................         4,804
        565  +Handleman Co ................................         4,803
        253   Caseys General Stores Inc ...................         4,744
        274   Wackenhut Corp Cl A .........................         4,726
        262   Russ Berrie & Co Inc ........................         4,716
        308   Osh Kosh B'Gosh Inc Cl A ....................         4,697
         50   Dart Group Corp Cl A ........................         4,650
        697  +Uno Restaurant Corp .........................         4,618
        116   Apogee Enterprises Inc ......................         4,611
        297   Genovese Drugs Stores .......................         4,603
         87   Meredith Corp ...............................         4,589
        318   Falcon Products Inc .........................         4,532
        169   Stanhome Inc ................................         4,479
        231   Delechamps Inc ..............................         4,476
        243   Brown Group Inc .............................         4,465
        393   La-Z-Boy Chair Co ...........................         4,454
        127   Plenum Publishing Corp ......................         4,445
        205   Smart & Final Inc ...........................         4,433
        277   Strawbridge & Clothier ......................         4,397
         86   WD-40 Co ....................................         4,387
        227  +Lands' End Inc ..............................         4,346
        198   True North Communications Inc ...............         4,331
        425   Stride Rite Corp ............................         4,250
        274   Cadmus Communications Corp ..................         4,247
         49   United Television Inc .......................         4,220
        175   Waverly Inc .................................         4,156
        227   Walbro Corp. ................................         4,143
        211   Alico Inc ...................................         3,956
        385  +Playboy Enterprises Inc Cl B ................         3,754
        207   Commercial Intertech Corp ...................         2,820
        320  +GRC International Inc .......................         2,600
        127  +Pre-Paid Legal Services Inc .................         2,318
        530  +Topps Co Inc ................................         2,120
         84   Shopko Stores Inc ...........................         1,260
         70  +AnnTaylor Stores Corp .......................         1,225
         70  +American Classic Voyages Co..................           919
         28   Thomas Nelson Inc............................           417


                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


         Core Small-Cap Stock Fund (continued)


         20  +Galey & Lord Inc ............................          $297
         15   Outboard Marine Inc. ........................           247
                                                                 --------
                                                                  280,111
                                                                 --------
              Consumer Staples (6.7%)
        119   Interstate Bakeries Corp ....................         5,846
        172   Harland Co. .................................         5,676
        244   Nash Finch Corp .............................         5,185
        326   Rykoff-Sexton Inc ...........................         5,175
        351   Dames & Moore Inc ...........................         5,133
        224   Church & Dwight Co...........................         5,124
        129   Tootsie Roll Industries......................         5,112
        365   Ruddick Corp ................................         5,110
        104   Longs Drug Stores ...........................         5,109
        281   International Multifoods Corp ...............         5,093
        261   Blair Corp ..................................         5,024
        286   Arbor Drugs Inc .............................         4,969
        267   ABM Industries Inc ..........................         4,940
        350  +Foodbrands America Inc ......................         4,813
        127   National Presto Industries ..................         4,747
        181  +Carmike Cinemas Inc. Cl A ...................         4,593
        278   Goodmark Foods Inc ..........................         4,587
        241   Coors (Adolph) Co Cl B ......................         4,579
         30   Farmer Brothers Co ..........................         4,560
        212   Flowers Industries Inc ......................         4,558
        227  +International Dairy Queen Inc
                  Cl A.....................................         4,540
        348   WLR Foods Inc ...............................         4,307
        216   Luby's Cafeterias Inc. ......................         4,293
        359   A.T. Cross Co Cl A ..........................         4,173
        217   Angelica Corp ...............................         4,150
        591  +Shoney's Inc ................................         4,137
        255  +AMC Entertainment Inc .......................         3,666
         76   Rival Co.....................................         1,891
         37  +Valassis Communications Inc. ................           782
         30  +Bone Care International Inc..................           218
                                                                 --------
                                                                  132,090
                                                                 --------
              Energy (4.1%)
        320   Landauer Inc ................................         5,562
        265   Wiser Oil Co ................................         5,234
        188   Ashland Coal Inc ............................         5,217
        100   Helmerich & Payne Inc........................         5,213
        143   Vintage Petroleum Inc .......................         4,933
        343   Berry Petroleum Cl A ........................         4,931
        137   Apache Corp .................................         4,846
        519  +Allied Waste Industries Inc .................         4,801
        290   Getty Petroleum Corp ........................         4,712
        296  +Tuboscope Vetco International
                  Corp.....................................         4,588
        275  +HS Resources Inc ............................         4,537

   Number
 of Shares                      Security                        Value


         Core Small-Cap Stock Fund (continued)


        105  +Barrett Resources Corp ......................        $4,476
        293   Quaker State Corp ...........................         4,139
        152   Holly Corp ..................................         4,066
        212  +Plains Resources Inc ........................         3,313
        129  +Belden & Blake Corp .........................         3,290
        200  +Pool Energy Services Co .....................         3,075
         58  +Newpark Resources Inc .......................         2,161
        140  +Hondo Oil & Gas Co ..........................         1,523
         69  +Box Energy Corp Cl B.........................           630
                                                                 --------
                                                                   81,247
                                                                 --------
              Financial Services (31.0%)
        427   BRE Properties Inc ..........................        10,568
        179   Home Beneficial Corp ........................         6,780
        168   Financial Trust Corp ........................         6,699
        100   Citizens Bancorp Maryland ...................         6,200
        119   Liberty Bancorp Inc..........................         5,920
         95   Forest City Enterprises Inc Cl A ............         5,748
        319   State Auto Financial Corp ...................         5,742
        385   Burham Pacific Properties Inc ...............         5,727
        175   Wesbanco Inc ................................         5,688
        215   American Heritage Life Inc...................         5,644
        139   Horace Mann Educator Corp....................         5,612
        198   Brenton Banks Inc ...........................         5,470
        254   F & M National Corp .........................         5,429
        130   CNB Bancshares Inc ..........................         5,427
        183   First Michigan Bank Corp ....................         5,421
        146   One Valley Bancorp Inc ......................         5,420
        166   First Midwest Bancorp Inc ...................         5,416
        155   Susquehanna Bancshares Inc...................         5,367
        164  +UICI ........................................         5,330
        242   MGI Properties ..............................         5,324
        430   First Union Real Estate Corp.................         5,321
        335   Commercial Net Lease Realty
                  Inc......................................         5,318
        128   Banknorth Group Inc .........................         5,312
        142   Student Loan Corp ...........................         5,289
        170   Deposit Guaranty Corp .......................         5,270
        132   Protective Life Corp ........................         5,264
         91   Westamerica Bancorp..........................         5,255
        212   Irwin Financial Corp ........................         5,247
        193   Federal Realty Investment Trust..............         5,235
        135   New York Bancorp Inc ........................         5,231
        309   South West Property Trust ...................         5,214
        137   Fort Wayne National Corp ....................         5,206
        153   Provident Bancorp ...........................         5,202
        109   Pennsylvania Real Estate
                  Investment...............................         5,192
        135   Suffolk Bancorp .............................         5,164
        136   National Health Investors Inc. ..............         5,151
         65  +Alexander's Inc .............................         5,143


                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


         Core Small-Cap Stock Fund (continued)


        154   RLI Corp ....................................        $5,140
        293   Washington Real Estate
                  Investment Trust.........................         5,127
        155   United Bankshares Inc .......................         5,115
        405   ALFA Corp ...................................         5,113
        239   Trustco Bank Corp ...........................         5,109
        276   LTC Properties Inc ..........................         5,106
        302   Kranzco Realty Trust.........................         5,096
        152   Omega Healthcare Investors Inc ..............         5,054
        439   IRT Property Co .............................         5,049
        246   Universal Health Realty Income ..............         5,043
        155   First Financial Bancorp .....................         5,037
        207   Nationwide Health Properties
                  Inc......................................         5,020
        207   Wellsford Residential Property
                  Trust....................................         5,020
        210   American Health Properties ..................         5,014
        135   First Commercial Corp .......................         5,012
        142   United Fire & Casualty Co....................         5,005
        118   US Bancorp Inc...............................         5,000
        180   Bancorp South Inc ...........................         4,995
        141   Whitney Holding Corp ........................         4,988
        505   Berkshire Realty Co .........................         4,987
         94   Park National Corp ..........................         4,982
        147  +MAIC Holdings Inc ...........................         4,980
        223   SEI Corp ....................................         4,962
        181   Zenith National Insurance Corp...............         4,955
        125   BT Financial Corp ...........................         4,953
        157   Citizens Banking Corp........................         4,945
        384   CRIIMI MAE Inc. .............................         4,944
        216   Crawford & Co ...............................         4,941
        129   National Communications
                  Bancorp..................................         4,934
        511   Gainsco Inc .................................         4,918
        168   National City Bancshares Inc ................         4,914
        125   Liberty Corp ................................         4,906
        381   Taubman Centers Inc .........................         4,905
        185   First Merchants Corp ........................         4,903
        272   NYMagic Inc .................................         4,896
        100   Mark Twain Bancshares Inc ...................         4,875
        134   Capitol American Financial Corp .............         4,874
        177   Community First Bankshares ..................         4,868
        140   Firstbank Co ................................         4,865
        119   American General Corp .......................         4,864
        128   Selective Insurance Group ...................         4,864
        123   United Carolina Bancshares ..................         4,859
        114   Associated Banc Corp ........................         4,845
        119   UMB Financial Corp ..........................         4,805
        196   Hubco Inc ...................................         4,802
         46   Zions Bancorp................................         4,784
        196   Health Care Real Estate
                  Investment Trust.........................         4,778

   Number
 of Shares                      Security                        Value


         Core Small-Cap Stock Fund (continued)


        154   Gallagher (Arthur J.) & Co ..................        $4,774
        180   Poe & Brown Inc .............................         4,770
        155   Argonaut Group Inc ..........................         4,766
        125   JSB Financial Inc ...........................         4,750
        151   Albank Financial Corp .......................         4,738
        163   Acordia Inc .................................         4,727
        203   Allied Capital Commercial Corp ..............         4,720
         93   Berkley W R Corp ............................         4,720
        250   American Federal Bank .......................         4,719
        356   Hilb, Rogal & Hamilton Co ...................         4,717
         52  +Markel Corp .................................         4,680
         63   First Union Corp ............................         4,662
        358   Western Investment Real Estate
                  Trust....................................         4,654
        177   First Western Bancorp Inc ...................         4,646
        216   Fulton Financial Corp .......................         4,644
        181   Valley National Bancorp .....................         4,638
        189   First Source Corp ...........................         4,630
        248   First Commonwealth Financial
                  Corp.....................................         4,619
        113   Farmers Capital Bank Corp ...................         4,605
        178   McGrath Rent Corp ...........................         4,584
        183   Keystone Financial Inc ......................         4,575
        269   Ramco-Gershenson Properties
                  Trust....................................         4,539
        290   Avemco Corp .................................         4,531
        172   National Penn Bancshares Inc ................         4,494
        145   S&T Bancorp Inc .............................         4,459
        137   Corus Bankshares Inc ........................         4,418
        257   Mid Am Inc ..................................         4,401
        150   Bank of Granite Corp ........................         4,350
         92   Trenwick Group Inc ..........................         4,255
        473   Cash America International Inc. .............         4,021
        112   MAF Bancorp .................................         3,892
         76   U.S. Bancorp ................................         3,415
        189   Bradley Real Estate Inc .....................         3,402
         89   Anchor Bancorp Inc ..........................         3,182
         71   Value Line Inc ..............................         3,142
         88   Southtrust Corp .............................         3,069
         93   Fremont General Corp ........................         2,883
         55   Homeland Bankshares Corp ....................         2,282
         78   HCC Insurance Holdings Inc ..................         1,872
         78   FNB Corp.....................................         1,794
        113   Trust Company of New Jersey .................         1,582
         40   UST Corp ....................................           825
                                                                 --------
                                                                  610,243
                                                                 --------
              Health Care (2.9%)
        349  +Tecnol Medical Products Inc. ................         5,279
        130   Seafield Capital Corp .......................         5,037
        102  +Synetic Inc .................................         4,947
        175   West Inc ....................................         4,944

                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


         Core Small-Cap Stock Fund (continued)


        466  +Medco Research Inc ..........................        $4,893
        305  +Advanced Magnetics Inc ......................         4,728
        134  +Lunar Corp ..................................         4,690
        119   Chemed Corp .................................         4,343
        369  +Epitope Inc .................................         4,243
        130   Diagnostic Products Corp.....................         3,364
        274   Kinetic Concepts Inc ........................         3,356
      1,710  +Foxmeyer Health Corp ........................         2,993
         71  +Vivra Inc ...................................         1,961
         64  +Barr Laboratories Inc .......................         1,624
         25  +American Homepatient Inc ....................           681
        100  + Faulding Inc ................................           612
                                                                 --------
                                                                   57,695
                                                                 --------
              Technology (4.3%)
        241  +Boole & Babbage Inc .........................         6,025
        123  +BRC Holdings Inc ............................         5,504
        233   Cubic Corp ..................................         5,388
        164  +Keane Inc ...................................         5,207
        119   CTS Corp ....................................         5,087
        114   Fluke Corp ..................................         5,087
        381   Kaman Corp Cl A..............................         4,953
        171   Analysts International Corp .................         4,831
        225  +Bell Industries Inc .........................         4,809
        183  +Esterline Technologies Corp .................         4,781
        227   MTS Systems Corp ............................         4,540
        247   X-Rite Inc ..................................         4,075
        234  +Trident Microsystems Inc ....................         3,949
        162  +DH Technology Inc ...........................         3,888
        135  +Kent Electronics Corp .......................         3,476
         71  +Dynatech Corp ...............................         3,142
         81   Logicon Inc .................................         2,957
        163  +Tekelec .....................................         2,567
         53  +Kronos Inc. .................................         1,696
         88  +Integrated Process Equipment
                  Corp.....................................         1,584
         22  +Silicon Graphics Inc.........................           561
                                                                 --------
                                                                   84,107
                                                                 --------
              Transportation (1.9%)
        276   International Shipholding Corp ..............         5,106
        402   Rollins Truck Leasing Corp ..................         5,075
        346  +Yellow Corp..................................         4,974
        192  +Swift Transportation Co Inc .................         4,512
         51   Florida East Coast Industries ...............         4,456
        493   Frozen Foods Express
                  Industries Inc...........................         4,437
        174   Expeditors International of
                  Washington Inc...........................         4,002
        199   Hunt J B Transportation
                  Services Inc.............................         2,786
        109   Harper Group Inc ............................         2,589
                                                                 --------
                                                                   37,937
                                                                 --------

   Number
 of Shares                      Security                        Value


         Core Small-Cap Stock Fund (continued)


              Utilities (14.2%)
        211   IWC Resources Corp ..........................        $6,567
        188   Oneok Inc. ..................................         5,640
        132   California Water Services Co ................         5,544
        116  +Tejas Gas Corp...............................         5,525
        116   SJW Corp ....................................         5,438
        193   Black Hills Corp ............................         5,428
        173   Energen Corp ................................         5,233
        185   Aquarion Co .................................         5,157
        302   Cascade Natural Gas Corp ....................         5,134
        151   Laclede Gas Co ..............................         5,090
        129   KN Energy Inc ...............................         5,063
        197   Connecticut Natural Gas Corp ................         5,023
        210   Atmos Energy Corp ...........................         5,014
        243   Washington Energy Co ........................         5,012
        183   TNP Enterprise Inc ..........................         5,010
        447  +Citizens Utilities Co Cl B ..................         4,976
        249   Philadelphia Suburban Corp ..................         4,949
        203   South Jersey Industries Inc..................         4,948
        156   E'Town Corp .................................         4,933
        214   MDU Resources Group Inc .....................         4,922
        320   St Joseph Light & Power Co...................         4,920
        137   Wicor Inc ...................................         4,915
        282   Eastern Utilities Association................         4,900
        249   Public Service Co of New
                  Mexico...................................         4,867
        540  +TPC Corp ....................................         4,860
        199   Indiana Energy Inc ..........................         4,851
        228   Connecticut Energy Corp .....................         4,845
        258   Empire District Electric Co..................         4,838
        202   Green Mountain Power Corp....................         4,823
        307   United Water Resources Inc ..................         4,797
        213   Pennsylvania Enterprises Inc ................         4,782
        152   Central Hudson Gas & Electric
                  Corp.....................................         4,769
        163   New Jersey Resources Corp ...................         4,768
        168   Bay State Gas Co ............................         4,746
        246   Western Gas Resources Inc ...................         4,735
        137   Northwestern Public Service Co...............         4,692
        402   Central Maine Power Co. .....................         4,673
        218   Yankee Energy System Inc.....................         4,660
        127   Cilcorp Inc .................................         4,651
        134   Sigcorp Inc .................................         4,640
        207   UGI Corp ....................................         4,632
        155   IES Industries Inc ..........................         4,631
        129   Orange & Rockland Utilities Inc..............         4,628
        198   Piedmont Natural Gas Inc ....................         4,628
        204   United Cities Gas Co.........................         4,590
        161   WPS Resources Corp ..........................         4,589
        248   Public Service Co of North
                  Carolina.................................         4,544

                       See notes to financial statements



TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


         Core Small-Cap Stock Fund (continued)


        194   Commonwealth Energy System ..................        $4,535
        157   North Carolina Natural Gas Corp .............         4,533
        222   Madison Gas & Electric Co....................         4,495
        185   Northwest Natural Gas Co ....................         4,440
        203   Southern California Water Co ................         4,415
        137   Otter Tail Power Co .........................         4,401
        203   Colonial Gas Co .............................         4,314
        121   Eastern Enterprises Inc......................         4,280
        132   United Illuminating Co.......................         4,141
        299   Central Vermont Public Services
                  Corp.....................................         3,588
        137   Consumers Water Co ..........................         2,466
         74  +Southern Union Co............................         1,628
                                                                 --------
                                                                  279,816
                                                                 --------
              Total Investments  (97.0%)
                  (Cost $1,707,952)........................     1,908,577

              Other Assets in Excess
                 of Liabilities  (3.0%)....................        58,814
                                                                 --------
              Total Net Assets  (100.0%)...................    $1,967,391
                                                               ==========

+ Non-income producing security.


   Number
 of Shares                      Security                        Value


        Tomorrow Long-Term Retirement Fund


              COMMON STOCKS (75.2%)
              Basic Materials (3.3%)
         59   IMC Global Inc ..............................        $2,308
         34   Vulcan Materials Co .........................         2,070
         24   Dow Chemical Co .............................         1,881
         37   Consolidated Papers Inc .....................         1,818
         57   Barrick Gold Corp ...........................         1,632
        130   Ethyl Corp ..................................         1,251
         48   Allegheny Teledyne Inc ......................         1,104
         59   Wausau Paper Mills Co .......................         1,092
         27   Bowater Inc .................................         1,016
         42   Placer Dome Inc ADR .........................           914
         70   Lawter International Inc ....................           884
         35   Schulman Inc ................................           858
         22   Olin Corp  ..................................           828
         11   Pioneer Hi Bred International ...............           770
         11   Phelps Dodge Corp ...........................           742
         11   Aluminum Co. of America .....................           701
        101   Battle Mountain Gold Co .....................           694


   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         54   Calgon Carbon Corp ..........................          $661
         12   Ameron International Inc  ...................           619
         12   Nucor Corp ..................................           612
         19   Dexter Corp .................................           606
         10   Betzdearborn Inc. ...........................           585
         30   Crompton & Knowles Corp .....................           577
         10   Reynolds Metals Co ..........................           564
         17   Florida Rock Industries Inc..................           557
         12   Newmont Mining Corp .........................           537
         17   Chesapeake Corp .............................           533
         12   Champion International Corp. ................           519
         25   Stepan Chemical Co ..........................           509
         14  +Tremont Corp ................................           506
         16   USX-U.S. Steel Group ........................           502
         18   Fab Industries Inc ..........................           495
         11   International Flavors &
                 Fragrances Inc ...........................           495
         29   RPM Inc  ....................................           493
         12   Minerals Technologies Inc....................           492
         17   Ferro Corp ..................................           482
         10   Petrolite Corp ..............................           480
         13   Carpenter Technologies Corp .................           476
         14   Cambrex Corp ................................           458
         10   Cleveland-Cliffs Inc.........................           454
         25   Glatefelter (PH) Co .........................           450
         80  +Hecla Mining Co .............................           440
         16   Tuscarora Inc ...............................           438
         14   Puerto Rican Chemical Inc ...................           437
         13   Liqui-Box Corp ..............................           422
         27   Coeur D'Alene Mines Corp  ...................           408
         64  +Amax Gold Inc ...............................           408
         21   Engelhard Corp ..............................           402
         12   James River Corp of Virginia.................           398
         11   Mosinee Paper Corp ..........................           390
         12   South Down Inc ..............................           374
         15   Cyprus Amax Minerals Co. ....................           351
         11   Inco Ltd ....................................           351
         12   Westvaco Corp ...............................           345
         24   Homestake Mining Co .........................           342
         12   MacDermid Inc ...............................           330
         12   Sonoco Products Co ..........................           311
         15   Worthington Industries Inc...................           272
         37   Echo Bay Mines Ltd ..........................           245
         10  +ChemFirst Inc ...............................           231
         25  +Bethlehem Steel Corp. .......................           225
        229  +Sunshine Mining & Refining ..................           215
         12   Oregon Steel Mills ..........................           201
         10   Inland Steel Industries Inc .................           200
         10   Lilly Industries Inc Cl A ...................           184
         24  +Armco Inc ...................................            99
          3   Mississippi Chemical Corp ...................            80
                                                                 --------
                                                                   41,324
                                                                 --------
                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


              Capital Goods (7.8%)
        320   U.S. Robotics Corp ..........................       $23,040
        525   Raymond Corp ................................         9,122
        326  +Vallen Corp .................................         5,420
        327   Tejon Ranch Co. .............................         4,701
         40   Boeing Co....................................         4,255
         28   Minnesota Mining &
                 Manufacturing Co .........................         2,320
         33   McDonnell Douglas Corp ......................         2,112
         42   Hubbell Inc Cl B ............................         1,816
         46   WMX Technologies Inc. .......................         1,501
         70   Westinghouse Electric Corp ..................         1,391
         83   Sensormatic Electronics Corp ................         1,390
         12   Emerson Electric Co. ........................         1,161
         32   Wallace Computer Services Inc. ..............         1,104
         19   Miller (Herman) Inc .........................         1,076
         22   Corning Inc .................................         1,017
         30  +Analog Devices Inc. .........................         1,016
         30  +Atmel Corp ..................................           994
         30  +ADC Telecommunications Inc ..................           934
         20   Molex Inc ...................................           782
         12   Fluor Corp ..................................           753
         20   Trinity Industries Inc ......................           750
         11   Honeywell Inc. ..............................           723
         14   Alco Standard Corp ..........................           723
         13   Crown Cork & Seal Inc .......................           707
         10   Eaton Corp ..................................           697
         26   Amcast Industrial Corp ......................           643
         27  +Jacobs Engineering Group Inc ................           638
         10   Nordson Corp ................................           637
         19   Standard Register Co ........................           617
         19   Pentair Inc .................................           613
         15   Deere & Co ..................................           609
         10   Carlisle Cos Inc ............................           605
         18   Donaldson Co Inc ............................           603
         27   Premark International Inc....................           601
         13   Thiokol Corp ................................           582
         11   Teleflex Inc ................................           573
         14   Tredegar Industrials Inc ....................           562
         17   HON Industries ..............................           561
         16   McClatchy Newspapers Inc Cl A ...............           560
         27   Penn Engineering &
                 Manufacturing Corp .......................           553
         10   NACCO Industries Inc Cl A ...................           535
         24   Ametek Inc ..................................           534
         10   Tyco International Ltd ......................           529
         11   Fisher Scientific International .............           518
         13   IDEX Corp ...................................           518
         21   Baldor Electric Co ..........................           517
         23  +Osmonics Inc ................................           506

   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         10   Dover Corp ..................................          $503
         12   Butler Manufacturing Co .....................           486
         10  +Littelfuse Inc. .............................           485
         10   Kaydon Corp .................................           471
         19   Brady W H Co ................................           468
         14   Gleason Corp ................................           464
         17   Duriron Co Inc ..............................           461
         20   Learonal Inc ................................           460
         18   International Aluminum Corp .................           459
         16  +Bearings Inc ................................           446
         14   Stone & Webster Inc .........................           445
         46  +Thermo Fibertek Inc .........................           428
         29   Daniel Industries Inc........................           428
         11   Parker Hannifin Corp ........................           426
         14   Commercial Metals Co.........................           422
         28   Oil-Dri Corp America ........................           420
         22   Armor All Products Corp .....................           418
         23   Gencorp Inc .................................           417
         13  +Avatar Holdings Inc .........................           416
         56  +Insituform Technologies Cl A ................           413
         34  +Nashua Corp. ................................           408
         18  +Lydall Inc ..................................           405
         14   Grief Brothers Corp Cl A ....................           399
         10  +Sequa Corp Cl A .............................           393
         20   Granite Construction Inc ....................           380
         33   Laidlaw Inc Cl B  ...........................           380
         18   Varlen Corp .................................           370
         16   Goulds Pumps Inc ............................           367
         18   Keystone International Inc ..................           362
         11   Kysor Industrial Corp .......................           359
         14   Graco Inc ...................................           343
         14  +Rohr Inc ....................................           317
         13   Watts Industries Inc Cl A ...................           310
         10   Standex International Corp ..................           309
         11   Pall Corp ...................................           281
         12   Albany International Corp Cl A ..............           278
         11   Robbins & Myers Inc. ........................           275
         45   UNR Industries Inc ..........................           270
         18  +Cuno Inc ....................................           268
         17  +Ladd Furniture Inc ..........................           249
         15   Brush Wellman Inc. ..........................           246
         10   McDermott International Inc .................           166
         28  +Air & Water Technology Corp..................           161
         11  +MagneTek Inc ................................           142
        235  +Radius Inc ..................................           125
         63  +Rollins Environmental Services
                  Inc......................................           110
         10   Sealright Co ................................           105
         11  +Navistar International Corp .................           100
                                                                 --------
                                                                   98,933
                                                                 --------
                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


              Communication Services (2.7%)
        460   Sprint Corp .................................       $18,343
        216   GTE Corp ....................................         9,828
         44   US West Inc .................................         1,419
         39   Century Telephone Enterprises
                  Inc......................................         1,204
         35   ALLTEL Corp .................................         1,098
         14   SBC Communications ..........................           724
         31   Aliant Communications Co.....................           527
         17   Frontier Corp ...............................           385
                                                                 --------
                                                                   33,528
                                                                 --------

              Consumer Cyclical (10.6%)
        821   Wackenhut Corp ..............................        14,162
        725   Caseys General Stores Inc ...................        13,594
        124   Eastman Kodak Co ............................         9,951
        527   Russ Berrie & Co ............................         9,486
        224   True North Communications Inc................         4,900
        668  +Uno Restaurant Corp .........................         4,425
        318   Commercial Intertech Corp ...................         4,333
        222   Walbro Corp. ................................         4,051
        349   Stride Rite Corp ............................         3,490
         54   Omnicom Group Inc ...........................         2,470
         37   May Department Stores Co ....................         1,730
         40   PHH Corp ....................................         1,720
         47  +Fred Meyer Inc ..............................         1,668
         33   Penney (J.C.) Co Inc. .......................         1,609
         28  +Nine West Group Inc .........................         1,298
         40   Gap Inc. ....................................         1,205
         30  +Fruit of the Loom Inc .......................         1,136
         30  +Jones Apparel Group .........................         1,121
         40   Mattel Inc ..................................         1,110
         40  +Lands' End Inc ..............................         1,060
         27   Dayton Hudson Corp ..........................         1,060
         56   The Limited Inc .............................         1,029
         22   Lancaster Colony Corp .......................         1,012
         40   Dun & Bradstreet Corp .......................           950
         20   TJX Cos Inc .................................           947
         33   Service Corp International ..................           924
         36  +HSN Inc .....................................           855
         11   Gannet Inc ..................................           824
         95  +Handleman Co ................................           807
         21   Tiffany & Co ................................           769
         20   Masco Corp ..................................           720
         39   Wellman Inc .................................           668
         43   Genovese Drugs Stores .......................           665
         60  +Burlington Industries Inc ...................           660
         17   SPX Corp ....................................           659
         19   Hannaford Brothers Co .......................           646
         24   Stanhome Inc ................................           636
         11   Houghton Mifflin Co .........................           623


   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         10   NCH Corp ....................................          $602
         11   Meredith Corp ...............................           580
         13   Hughes Supply Inc ...........................           561
         16   Belo (AH) Corp ..............................           558
         21  +CSS Industries Inc ..........................           546
        123   Ekco Group Inc ..............................           538
         35  +National Education Corp .....................           534
         12  +Volt Information Sciences Inc ...............           525
         16   Wiley (John) & Sons .........................           516
         21   Donnelly Corp ...............................           514
         48  +Best Buy Co Inc .............................           510
         19   Modine Manufacturing ........................           508
         29  +AnnTaylor Stores Corp .......................           507
         26   Sturm Ruger & Co Inc ........................           504
         54   Blessings Corp ..............................           503
         50   Crown Crafts Inc ............................           500
         35   Falcon Products Inc .........................           499
         48  +K mart Stores ...............................           498
         10   TRW Inc. ....................................           495
         11   Genuine Parts Co ............................           491
         37  +Johnson Worldwide Association
                 Inc Cl A .................................           490
         35   ADVO Inc ....................................           490
         16   American List Corp. .........................           486
         26   Sotheby's Holdings Inc Cl A .................           481
         47   Graphic Industries Inc.......................           476
         16   La-Z Boy Inc ................................           472
         10   Whirlpool Corp ..............................           466
         38   Fingerhut Cos Inc. ..........................           465
         10   Harcourt General Corp. ......................           461
         10   McGraw-Hill Cos Inc .........................           461
         39  +Lifetime Hoan Corp ..........................           458
         29   Osh Kosh B'Gosh Cl A ........................           442
         18   Bassett Furniture Industries Inc.............           441
         24   Brown Group Inc .............................           441
         10   Tandy Co ....................................           440
         16   Tennant Co ..................................           440
         17  +Christiana Cos...............................           438
         20   Lawson Products Inc .........................           437
         16   Unitog Co ...................................           436
         74  +American Media Inc...........................           435
         31  +Information Resources Inc ...................           434
         11   Hasbro Inc ..................................           428
         18   Waverly Inc .................................           427
         14   Circuit City Store Inc ......................           422
         12   Plenum Publishing Corp ......................           420
         67   PT Tri Polyta Indonesia ADR .................           419
         11   New York Times Co Cl A ......................           418
         49  +Syms Corp ...................................           416
         21   Delechamps Inc ..............................           407
         10   Apogee Enterprises Inc ......................           398


                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         15  +MacFrugals Bargains Closeouts ...............          $392
         20   Alico Inc ...................................           375
         11   Dow Jones & Co Inc ..........................           373
         23   Strawbridge & Clothier ......................           365
         91  +Topps Co Inc ................................           364
         11  +Gelman Sciences Inc .........................           358
         18   Cooper Tire & Rubber ........................           356
         18   Maytag Corp .................................           356
         36  +Playboy Enterprises Inc Cl B ................           351
         11   Echlin Inc. .................................           348
         13   Guilford Mills Inc ..........................           346
         12   Starrett (L.S) Co Cl A ......................           341
         10   Cognizant Corp ..............................           330
         13   American Business Products ..................           327
         14   Lee Enterprises Inc..........................           326
         22   Duty Free International  Inc ................           319
         75  +Service Merchandise Inc .....................           319
         10   Dillard Department Stores ...................           309
         12   Standard Products Co ........................           306
         10   Black & Decker Corp .........................           301
         12   Arvin Industries Inc ........................           297
         11   Stanley Works ...............................           297
         10   American Greetings Cl A .....................           284
         13   Smart & Final Inc ...........................           281
         31  +GRC International Inc .......................           252
         11  +Woolworth Corp ..............................           241
         11  +Gibson Greetings Inc ........................           216
         13   Cadmus Communications Corp ..................           202
         24  +Intelligent Electronics Inc. ................           192
         18   Hancock Fabrics Inc .........................           187
         10   CPI Corp ....................................           168
         10   Viad Corp ...................................           165
         13   Ennis Business Forms ........................           146
         38   CML Group Inc ...............................           128
          3  +Payless Shoesource Inc ......................           113
          3  +ACNielsen Corp ..............................            45
                                                                 --------
                                                                  132,883
                                                                 --------

              Consumer Staples (4.9%)
        334   WLR Foods Inc ...............................         4,133
         96  =Revco D.S. Inc ..............................         3,552
         40   Cardinal Health Inc .........................         2,330
         93   IBP Inc .....................................         2,255
         11   Unilever NV ADR .............................         1,928
         86   Archer Daniels Midland Co ...................         1,892
         27   Kellogg Co ..................................         1,772
         44   Anheuser- Busch Cos Inc. ....................         1,760
         51   Tyson Foods Inc Cl A ........................         1,747
         50  +Viacom Inc Cl B .............................         1,744
         45   Albertsons Inc ..............................         1,603
         16   Kimberly-Clark Corp .........................         1,524

   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         28   Conagra Inc  ................................        $1,393
         37   Heinz H J Co ................................         1,332
         35   UST Inc. ....................................         1,133
         12   Colgate- Palmolive Co .......................         1,107
         32   Sysco Corp ..................................         1,044
         33   Bergen Brunswig Corp ........................           941
        103  +Perrigo Co ..................................           940
         34   Kelly Services Inc Cl A .....................           918
         42   Flowers Industries Inc ......................           903
         64   Ruddick Corp ................................           896
         23   Quaker Oats Co ..............................           877
         11   CPC International Inc. ......................           852
         13   General Mills Inc ...........................           824
         11   Ralston Purina Co ...........................           807
         43   International Multifoods Corp ...............           779
         19   Tambrands Inc. ..............................           777
         33   Church & Dwight Co Inc ......................           755
         13   Paychex Inc .................................           669
         21   TCA Cable TV Inc ............................           633
         11   Avon Products Inc ...........................           628
         39   Carter Wallace Inc ..........................           609
         18   Dean Foods Co................................           580
         29  +International Dairy Queen Inc
                  Cl A.....................................           580
         12  +Kroger Co ...................................           558
         12   McDonald's Corp. ............................           543
         15   Universal Foods Corp ........................           529
         12   Hershey Foods Corp ..........................           525
         13   Rite Aid Corp. ..............................           517
         13   Tootsie Roll Industries .....................           515
         27   Coors (Adolph) Co Cl B.......................           513
         22   Banta Corp. .................................           503
         27  +Ruby Tuesday Inc ............................           499
         10   Longs Drug Stores Inc........................           491
         13   National Presto Industries ..................           486
         26   ABM Industries Inc ..........................           481
         56   Bridgford Foods Corp ........................           476
         14  +Canandaigua Wine Co Cl B ....................           469
         14   Harland Co. .................................           462
         11  +Chris Craft Industries Inc ..................           461
         23   Luby's Cafeterias Inc. ......................           457
         11   American Stores Co ..........................           450
         21   Nash Finch Corp .............................           446
         62  +Shoney's Inc ................................           434
         10  +CVS Corp ....................................           412
         30  +Foodbrands America Inc ......................           412
         25   Goodmark Foods Inc ..........................           412
         14   Dreyers Grand Ice Cream Inc .................           406
         10  +Ceridian Corp ...............................           405
         14   First Brands Corp ...........................           397
         17   Whitman Corp ................................           389


                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         20   Blair Corp ..................................          $385
         26   Dames & Moore Inc ...........................           380
         21   Lance Inc ...................................           378
         10   Giant Food Inc Cl A .........................           345
         10   Deluxe Corp .................................           327
         22  +AMC Entertainment Inc .......................           316
         32  +Buffets Inc .................................           292
         11  +Carmike Cinemas Inc. Cl A ...................           279
         16   Arbor Drugs Inc .............................           278
         17   Savannah Foods & Industries .................           230
         14   Michael Foods Inc ...........................           179
         10   Rykoff-Sexton Inc ...........................           159
         10   Dial Corp ...................................           148
         12   A.T. Cross Co Cl A ..........................           140
                                                                 --------
                                                                   62,701
                                                                 --------

              Energy (14.1%)
        930   Exxon Corp ..................................        91,140
        105   Royal Dutch Petroleum Co ADR ................        17,929
         79   Mobil Corp. .................................         9,658
        128   Chevron Corp ................................         8,320
        323  +Tuboscope Vetco International
                 Corp .....................................         5,006
         46   Amoco Corp ..................................         3,714
         50   Anadarko Petroleum Co .......................         3,237
        141  +Global Marine Inc ...........................         2,908
         43  +ENSCO International Inc .....................         2,085
         25   Tosco Corp ..................................         1,978
         17   Schlumberger Ltd ............................         1,698
         52  +Weatherford Enterra Inc .....................         1,560
         35   Phillips Petroleum Co. ......................         1,549
         11   Atlantic Richfield ..........................         1,459
         13   Texaco Inc ..................................         1,276
         49   Occidental Petroleum Corp ...................         1,145
         58  +Nabors Industries Inc .......................         1,116
         40   Georgia Gulf Corp ...........................         1,075
         23  +Smith International Inc .....................         1,032
         20  +Triton Energy Ltd ...........................           970
         18  +BJ Services Co...............................           918
         24   Parker & Parsley Petroleum Co ...............           882
         28   Dresser Industries Inc ......................           868
         36   USX-Marathon Group ..........................           859
         24   Mapco Inc ...................................           816
         53   Quaker State Corp ...........................           749
         14   Helmerich & Payne Inc .......................           730
         23   Valero Energy Corp ..........................           658
         11   Amerada Hess Corp. ..........................           637
         64   Ranger Oil Ltd...............................           632
         31   Wiser Oil Co ................................           612
         11   Murphy Oil Corp .............................           612
         10   Halliburton Co ..............................           602


   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         17   Apache Corp .................................          $601
         23   Landauer Inc ................................           564
         34  +HS Resources Inc ............................           561
         39   Berry Petroleum Cl A ........................           561
         11   Burlington Resources Inc ....................           554
         17   Ultra Diamond Shamrock Corp..................           538
         32   Getty Petroleum Corp ........................           520
         14   Vintage Petroleum Inc .......................           483
         25   Sevenson Environmental
                 Services Inc..............................           456
        148  +Harken Energy Corp ..........................           444
         47  +Allied Waste Industrials Inc ................           435
         16   Holly Corp ..................................           428
         10  +Barrett Resources Corp ......................           426
         12   Baker Hughes Inc ............................           414
         16   Sun Co ......................................           390
         30  +Crown Central Petroleum Cl A ................           371
         12   Ashland Coal Inc ............................           333
         12  +Varco International Inc .....................           278
         27  +Parker Drilling Co ..........................           260
         10  +Oryx Energy Co ..............................           248
         15  +Pool Energy Services Co .....................           231
         13  +Plains Resources Inc ........................           203
         10  +Santa Fe Energy Resources ...................           139
         11  +Hondo Oil & Gas Co ..........................           120
                                                                 --------
                                                                  177,988
                                                                 --------
              Financial (11.1%)
      1,027   State Auto Financial Corp ...................        18,486
      1,021   South West Property Trust ...................        17,229
        220   Progressive Corp ............................        14,823
        230   Commerce Bancshares Inc .....................        10,638
        221   Universal Health Real Estate
                  Investment Trust.........................         4,530
        336   Western Investment Real Estate
                  Investment Trust.........................         4,368
         30   Summit Bancorp ..............................         1,312
         40   Equifax Inc. ................................         1,225
         86   Hibernia Corp Cl A ..........................         1,139
         40   Paine Webber Group Inc ......................         1,125
         21   Lincoln National Corp Ltd. ..................         1,102
         20   Comerica Inc ................................         1,047
         30   Southtrust Corp .............................         1,046
         22  +Policy Management Systems
                 Corp Technologies.........................         1,015
         30   Mercantile Bankshares Corp ..................           960
         10   Loews Corp ..................................           942
         11   Transatlantic Holdings Inc ..................           885
         20   AFLAC Inc ...................................           855
         67   First Union Real Estate Equity ..............           829
         18   U.S. Bancorp ................................           809


                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         14   Chubb Corp ..................................          $752
         10   UNUM Corp ...................................           722
         17   Bancorp Hawaii Inc. .........................           714
         33   City National Corp ..........................           714
         18   Wilmington Trust Co .........................           711
         18   Capitol American Financial Corp .............           655
         16   Home Beneficial Corp ........................           606
         10   Forest City Enterprises Inc Cl A ............           605
         23   American Heritage Life Investors ............           604
         18   RLI Corp ....................................           601
         15   Financial Trust Corp ........................           598
         26   F & M National Corp .........................           556
         22   BRE Properties Inc ..........................           544
         14   New York Bancorp Inc ........................           542
         47   IRT Property Co .............................           540
         12   National City Corp ..........................           538
         22   Pennsylvania Real Estate
                  Investment Trust.........................           536
         16   Dauphin Deposit Corp ........................           528
         24   MGI Properties ..............................           528
         41   CRIIMI MAE Inc. .............................           528
         28   LTC Properties Inc ..........................           518
         19   Federal Realty Investment Trust..............           515
         27   Mid America Bancorp .........................           513
         13   Liberty Corp ................................           510
         21   Wellsford Residential Property
                 Trust ....................................           509
         15  +MAIC Holdings Inc ...........................           508
         22   Crawford & Co ...............................           503
         12   CNB Bancshares Inc ..........................           501
         15   Omega Healthcare Investors Inc ..............           499
         10   Liberty Bancorp Inc  ........................           497
         18   Zenith National Insurance ...................           493
         13   National Health Investors Inc. ..............           492
         31   Commercial Net Lease Realty .................           492
         33   Burham Pacific Properties Inc ...............           491
         29   Kranzco Realty Trust ........................           489
         20   Health Care Real Estate
                 Investment Trust Inc .....................           487
         15  +UICI ........................................           487
         20   Nationwide Health Properties Inc.............           485
         13   Student Loan Corp ...........................           484
         12   Protective Life Corp ........................           478
         20   American Health Properties Inc...............           477
         17   CBT Corp ....................................           467
         10   Trenwick Group Inc ..........................           463
         14   United Bankshares Inc .......................           462
         12   JSB Financial Inc ...........................           456
         14   First Financial Bancorp .....................           455
         14   Wesbanco Inc ................................           455
         13   Firstbank Illinois Co .......................           452


   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         34   Hilb, Rogal & Hamilton Co ...................          $451
         13   Susquehanna Bancshares Inc ..................           450
         11   Farmers Capital Bank Corp ...................           448
         11   UMB Financial Corp ..........................           446
         15   First Michigan Bank Corp ....................           444
         12   First Financial Corp ........................           444
         24   Baldwin & Lyons Inc .........................           441
         18   Hubco Inc ...................................           441
         17   McGrath Rent Corp ...........................           438
         11   BT Financial Corp ...........................           436
         11   United Carolina Bancshares ..................           435
         14   Deposit Guaranty Corp .......................           434
         14   Gallagher (Arthur J.) & Co ..................           434
         36   EMC Insurance Group Inc .....................           432
         18   F & M Bancorp ...............................           432
         14   Argonaut Group Inc ..........................           431
         14   S&T Bancorp Inc .............................           431
         23   First Commonwealth Financial
                 Corp .....................................           428
         16   BSB Bancorp Inc .............................           428
         10   Associated Banc Corp ........................           425
         20   Heritage Financial Service Inc ..............           425
         12   Whitney Holding Corp ........................           425
         13   First Midwest Bancorp Inc ...................           424
         16   First Merchants Corp ........................           424
         10   US Bancorp Inc...............................           424
         11   Midland Co ..................................           424
         19   SEI Corp ....................................           423
         13   Merchants New York Bancorp ..................           423
         27   Avemco Corp .................................           422
         11   Frontier Insurance Group Inc ................           421
         11   National Communications
                  Bancorp..................................           421
         15   American Financial Enterprise
                  Inc......................................           420
         13   Corus Bankshares Inc ........................           419
         13   First United Bancshares Inc .................           419
         18   Allied Capital Commerical Corp ..............           419
         11   Fort Wayne National Corp ....................           418
         11   Selective Insurance Group ...................           418
         17   First Source Corp ...........................           417
         22   American Federal Bank .......................           415
         10   Banknorth Group Inc .........................           415
         42   Berkshire Realty Co .........................           415
         15   Brenton Banks Inc ...........................           414
         15   Community First Bankshares ..................           413
         24   Mid Am Inc ..................................           411
         13   Citizens Banking Corp  ......................           410
         14   National City Bancshares Inc ................           410
         11   First Commercial Corp .......................           408
         11   One Valley Bancorp Inc ......................           408


                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         13   Albank Financial Corp .......................          $408
        233   CRI Liquidating Real Estate
                 Investment Trust Inc .....................           408
         14   Acordia Inc .................................           406
         14   Bank of Granite Corp ........................           406
         10   Hancock Holding Co...........................           405
         10   Horace Mann Educator Corp....................           404
         23   Magna Bancorp Inc ...........................           403
         22   NYMagic Inc .................................           396
         10   Safeco Corp .................................           394
         15   First Western Bancorp Inc ...................           394
         18   Fulton Financial Corp .......................           387
         40   Gainsco Inc .................................           385
         18   Trustco Bank Corp ...........................           385
         45   Cash America International Inc. .............           383
         10   Suffolk Bancorp .............................           383
         15   Keystone Financial Inc ......................           375
         14   Poe & Brown Inc .............................           371
         14   National Penn Bancshares Inc ................           366
         13   Bancorp South Inc ...........................           361
         10   Tompkins County Trustco Inc .................           334
         13   HCC Insurance Holdings Inc ..................           312
         11   Valley National Bancorp .....................           282
         13   USF&G Corp ..................................           271
         10   First Commerce Bancshares ...................           265
         20   Citizens Inc Cl A ...........................           170
         12   Taubman Centers Inc .........................           155
         12   ALFA Corp ...................................           152
          3  +Echelon International Corp ..................            47
                                                                 --------
                                                                  139,987
                                                                 --------
              Health Care (7.0%)
        341  +Amgen Inc. ..................................        18,542
        242   Columbia Healthcare Corp ....................         9,862
         86   Bristol-Myers Squibb Co. ....................         9,353
        226   Pharmacia & Upjohn Inc ......................         8,955
        331  +Tecnol Medical Products Inc. ................         5,006
         42   American Home Products Corp..................         2,462
         33   Schering-Plough Corp. .......................         2,137
        125   Mylan Laboratories Inc ......................         2,094
         53  +Centocor Inc ................................         1,895
         57  +Forest Laboratories Inc .....................         1,867
         24   Warner Lambert Co ...........................         1,800
         81  +Nellcor Puritan Bennett Inc .................         1,772
         36  +HealthCare COMPARE Corp .....................         1,525
         72  +Value Health Inc. ...........................         1,404
         15  +Pacificare Health Systems Inc ...............         1,279
         30   Beckman Instruments Inc .....................         1,151
         30  +HEALTHSOUTH Corp ............................         1,144
         19  +Boston Scientific Corp ......................         1,140
         25  +Watson Pharmaceuticals Inc...................         1,123

   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         77  +Horizon/CMS Healthcare Corp .................          $972
         30  +Vencor Inc ..................................           949
         18   DENTSPLY International Inc...................           855
         38  +Tenet Healthcare Corp .......................           831
         24  +Foundation Health Corp ......................           762
         28   Diagnostic Products Corp.....................           724
         37  +Humana Inc ..................................           708
         47  +NovaCare Inc ................................           517
         18   West Inc ....................................           508
         11   Mallinckrodt Inc. ...........................           485
         12   Seafield Capital Corp .......................           465
         17  +ALZA Corp ...................................           440
         12   Chemed Corp .................................           438
         12   Allergan Inc. ...............................           427
         10  +St. Jude Medical Inc. .......................           426
         17  +Acuson Corp..................................           414
         11   Bausch & Lomb Inc ...........................           390
         37  +Medco Research Inc ..........................           388
         33  +Epitope Inc .................................           380
         11  +Advanced Technology
                  Laboratories.............................           341
         12   Bard (CR) Inc ...............................           336
         22   Biomet Inc. .................................           333
         16  +Datascope Corp ..............................           320
         21   Kinetic Concepts Inc ........................           257
         15  +Advanced Magnetics Inc ......................           233
         14  +Beverly Enterprises Inc......................           179
         10  +Systemix Inc ................................           153
                                                                 --------
                                                                   87,742
                                                                 --------
              Technology (2.8%)
        823   X-Rite Inc ..................................        13,580
        239  +Trident Microsystems Inc ....................         4,033
         42   First Data Corp .............................         1,533
         24   Raytheon Co .................................         1,155
         31  +Fiserv Inc ..................................         1,139
         21  +Compuware Corp ..............................         1,053
         22  +Litton Industries Inc .......................         1,048
         18  +Dell Computer Corp ..........................           956
         42  +Structural Dynamics Research
                  Corp.....................................           840
         72  +Novell Inc ..................................           682
         27  +Bell Industries Inc .........................           577
         21  +Esterline Technologies Corp .................           549
         20  +Stratus Computer Inc. .......................           545
         12   Fluke Corp ..................................           535
         23   Cubic Corp ..................................           532
         21  +Boole & Babbage Inc .........................           525
         11  +Storage Technology Corp .....................           524
         11  +BRC Holdings Inc ............................           492
         23  +Apple Computer Inc ..........................           480


                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         10   Interpublic Group of Cos Inc ................          $475
         11   CTS Corp ....................................           470
         36   Kaman Corp Cl A..............................           468
         84  +Borland International Inc....................           457
         14   Analysts International Corp .................           395
        162  +Executone Information Systems
                  Inc......................................           385
         14  +Advanced Micro Devices Inc ..................           361
         11  +Keane Inc ...................................           349
         17   MTS Systems Corp ............................           340
         13  +Tekelec .....................................           205
         10   EG&G Inc ....................................           201
         41  +AST Research Inc ............................           172
         12  +Amdahl Corp .................................           146
         21  +Unisys Corp .................................           142
         12  +Intergraph Corp .............................           123
                                                                 --------
                                                                   35,467
                                                                 --------
              Transportation (1.7%)
        524   International Shipholding Corp ..............         9,694
        326  +Yellow Corp..................................         4,686
         24   Burlington Northern Santa Fe
                  Corp.....................................         2,073
         26   Alexander & Baldwin Inc......................           650
         29   Atlantic Southeast Airlines Inc. ............           634
         41   Hunt (JB) Transport Services Inc ............           574
         12  +Federal Express Corp. .......................           534
         42   Rollins Truck Leasing Corp ..................           530
         50  +USA Truck Inc ...............................           400
         44   Frozen Foods Express
                  Industries...............................           396
         21   Arnold Industries Inc .......................           333
         10  +Swift Transportation Co......................           235
         12   Caliber Systems Inc .........................           231
                                                                 --------
                                                                   20,970
                                                                 --------
              Utilities (9.2%)
        727   Eastern Utilities Association................        12,632
        352   GPU Inc .....................................        11,836
        525   Public Service Co of North
                 Carolina..................................         9,581
        327  +Tucson Electric Power Co ....................         5,436
        329   United Water Resources Inc ..................         5,141
        222   Washington Energy Co ........................         4,579
        153   Northeast Utilities .........................         2,027
         53   Florida Progress Corp .......................         1,709
         73   Southern Co .................................         1,652
         32   El Paso Natural Gas .........................         1,616
         46   CMS Energy Corp .............................         1,547
         57   Scana Corp ..................................         1,525
         67   Ohio Edison Co ..............................         1,524


   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         35   Enron Corp ..................................        $1,509
         58   Potomac Electric Power Co....................         1,493
         45   Central Hudson Gas & Electric
                 Corp .....................................         1,412
         63   Montana Power Co ............................         1,347
         50   Boston Edison Co. ...........................         1,344
         31   Nipsco Industries Inc........................         1,228
         30   Public Service Co of Colorado................         1,166
         32  +CalEnergy Inc ...............................         1,076
         30   New England Electric ........................         1,046
         22   Duke Power Co ...............................         1,023
         47   Pacific Gas & Electric Co. ..................           987
         61   Midamerican Energy Holdings .................           968
         38   Puget Sound Power & Light ...................           912
         34   Indiana Energy Inc ..........................           829
         29   IPALCO Enterprises Inc.......................           790
         40   Public Service Co of New
                  Mexico...................................           785
         38   Edison International ........................           755
         20   Williams Cos Inc ............................           731
         25   MCN Corp Holding Co .........................           722
         29   LG & E Energy Corp ..........................           711
         25   Black Hills Corp ............................           703
         32   New York State Electric & Gas
                 Corp......................................           692
         59   Central Maine Power Co. .....................           686
         13   Coastal Corp ................................           635
         21   Brooklyn Union Gas Co........................           633
         13  +Tejas Gas Corp...............................           619
         30   American Water Works Inc.....................           619
         27   Houston Industries Inc.......................           611
         17   Southwestern Public Service .................           601
         14   National Fuel Gas Co ........................           577
         28   Pacificorp ..................................           574
         18   IWC Resources Corp ..........................           560
         13   California Water Services Co ................           546
         18   Energen Corp ................................           544
         21   Central & South West Corp ...................           538
         27   Philadelphia Suburban Corp ..................           537
         26   Nevada Power Co..............................           533
         19   TNP Entreprise Inc ..........................           520
         10   Sonat Inc. ..................................           515
         15   Northwestern Public Service Co...............           514
         16   Idaho Power Co ..............................           498
         12   Texas Utilities Co ..........................           489
         20   South Jersey Industries Inc..................           487
         23   AGL Resources Inc ...........................           486
         19   Connecticut Natural Gas Corp ................           484
         16   IES Industries Inc ..........................           478
         20   Atmos Energy Corp ...........................           477
         28   Cascade Natural Gas Corp ....................           476

                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         15   E Town Corp .................................          $474
         17   Aquarion Co .................................           474
         13   Hawaiian Electric Industries Inc.............           470
         10   SJW Corp ....................................           469
         16   New Jersey Resources Corp ...................           468
         14   Cinergy Corp. ...............................           467
         10   FPL Group Inc. ..............................           460
         20   MDU Resources Group Inc .....................           460
         13   Eastern Enterprises Inc......................           460
         19   Laclede Gas Co ..............................           458
         11   American Electric Power Co ..................           452
         16   Bay State Gas Co.............................           452
         13   Sig Corp Inc ................................           450
         24   Empire District Electric Co..................           450
         19   Commonwealth Energy System ..................           444
         12   Cilcorp Inc .................................           439
         10   Pennsylvania Enterprises Inc ................           439
         20   Southern California Water Co ................           435
         39  +Citizens Utilities Co Cl B ..................           434
         15   North Carolina Natural Gas Corp .............           433
         12   Orange & Rockland Utilities Inc..............           430
         12   Wicor Inc ...................................           430
         18   Green Mountain Power Corp....................           430
         19   United Cities Gas Co.........................           428
         15   WPS Resources Corp ..........................           428
         19   UGI Corp ....................................           425
         11   Dominion Resources Inc ......................           424
         18   Piedmont Natural Gas Inc ....................           421
         13   Otter Tail Power Co .........................           418
         27   St Joseph Light & Power Co...................           415
         17   Northwest Natural Gas Co ....................           408
         20   Madison Gas & Electric Co....................           405
         17   PP & L Resources Inc ........................           391
         13   Oneok Inc. ..................................           390
         10   Union Electric Co............................           385
         17   Washington Gas Light Co .....................           385
         18   Colonial Gas Co .............................           383
         12   United Illuminating Co.......................           377
         12   Pacific Enterprises .........................           365
         13   Entergy Corp ................................           361
         40  +TPC Corp ....................................           360
        104  +PhoneTel Technologies Inc ...................           332
         15   Western Gas Resources Inc ...................           289
         13   Yankee Energy System Inc.....................           278
         11   Connecticut Energy Corp .....................           234
         11   Noram Energy Corp. ..........................           169
         16  +Niagara Mohawk Power Corp....................           158
                                                                 --------
                                                                  116,278
                                                                 --------
              Total Common Stocks
                 (Cost $914,983)...........................       947,801
                                                                 --------


   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


              Unit Investment Trust (4.5%)
                 (Cost $58,506)
        775   Standard & Poor's
                    Depositary Receipts ...................       $57,302
                                                                 --------
              Open End Investment Company (4.3%)
                 (Cost $53,052)
      5,072   Bankers Trust EAFE Equity
                  Index Fund...............................        53,861
                                                                 --------
Principal
Amount
              U.S. Government
                  Obligations (20.2%)
              U.S. Treasury Bond (2.8%)
    $35,000   6.875% Due 8/15/25 ..........................        35,689
                                                                 --------
              U.S. Treasury Notes (17.4%)
    121,000   5.500% Due 11/15/98 .........................       120,187
     98,000   6.500% Due 8/15/05 ..........................        98,628
                                                                 --------
                                                                  218,815
                                                                 --------
              Total U.S. Treasury Obligations
                 (Cost $254,302)...........................       254,504
                                                                 --------
              Total Investments (104.2%)
                 (Cost $1,280,843).........................     1,313,468

              Liabilities in Excess of
                 Other Assets (-4.2%)......................       (53,577)
                                                                 --------
              Total Net Assets (100.0%)....................    $1,259,891
                                                                =========

+  Non-income producing security.

                       See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


       Tomorrow Medium-Term Retirement Fund


              COMMON STOCKS (59.8%)
              Basic Materials (4.2%)
      1,037   Barrick Gold Corp ...........................       $29,684
        306   Dow Chemical Co .............................        23,983
        500   Quaker Chemical Corp ........................         8,188
        382   Lawter International Inc ....................         4,823
        229   Stepan Chemical Co ..........................         4,666
        178   Placer Dome Inc ADR .........................         3,872
        235   Coeur D'Alene Mines Corp ....................         3,554
         55   Aluminum Co of America ......................         3,506
         78   Newmont Mining Corp .........................         3,490
         63   Consolidated Papers Inc .....................         3,095
         69   Bowater Inc .................................         2,596
         35   Pioneer Hi Bred International ...............         2,450
        251   Ethyl Corp ..................................         2,416
         76   Georgia Gulf Corp ...........................         2,042
         30   Phelps Dodge Corp ...........................         2,025
         23   Rohm & Haas Co ..............................         1,877
         44   Olin Corp ...................................         1,655
         38   Champion International Corp. ................         1,643
         27   Reynolds Metals Co ..........................         1,522
         26   BetzDearborn Inc. ...........................         1,521
         78   Crompton & Knowles Corp .....................         1,501
         28   Nucor Corp ..................................         1,428
         31   International Flavors &
                 Fragrances Inc............................         1,395
         44   Chesapeake Corp .............................         1,380
         44   USX-U.S. Steel Group ........................         1,380
         73   Wausau Paper Mills Co .......................         1,350
         41   Inco Ltd ....................................         1,307
         20   Sigma Aldrich Corp ..........................         1,249
         44   Ferro Corp ..................................         1,248
         30   Minerals Technologies Inc ...................         1,230
         69   RPM Inc .....................................         1,173
         63   Glatefelter (PH) Co .........................         1,134
         58   Engelhard Corp ..............................         1,109
         47   Cyprus Amax Minerals Co. ....................         1,099
         34   Dexter Corp .................................         1,084
         20   Temple Inland Inc ...........................         1,082
         23   Cleveland Cliffs Inc  .......................         1,044
         42   Schulman Inc ................................         1,029
         76   Calgon Carbon Corp ..........................           931
         65   Homestake Mining Co .........................           926
         15   Mead Corp ...................................           872
        126   Battle Mountain Gold Co .....................           866
         18   Petrolite Corp ..............................           864
         18   Great Lakes Chemical Corp. ..................           841
         24   James River Corp of Virginia ................           795
         16   Union Camp Corp .............................           764
         20   Mosinee Paper Corp ..........................           710
         15   Fuller H B Co ...............................           705

   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         24   Westvaco Corp ...............................          $690
         13   Ameron Inc ..................................           671
         18   Bemis Inc ...................................           664
         24   Tuscarora Inc ...............................           657
         36   Worthington Industries ......................           652
         97   Echo Bay Mines Ltd ..........................           643
         31   Inland Steel Industries Inc .................           620
         19   Liqui-Box Corp ..............................           618
         17  +Tremont Corp ................................           614
         24   International Aluminum Corp .................           612
         22   FAB Industries Inc ..........................           605
         16   Ecolab Inc ..................................           602
         18   Florida Rock Industries Inc .................           590
         21   MacDermid Inc ...............................           578
         17   South Down Inc ..............................           529
         16   Cambrex Corp ................................           524
         20   Sonoco Products Co ..........................           518
         36   Tejon Ranch Co. .............................           518
         89  +Hecla Mining Co .............................           490
         13   Nalco Chemical Co ...........................           470
         15   Puerto Rican Cement Inc .....................           469
         71  +Amax Gold Inc ...............................           453
         12   Carpenter Technology Corp ...................           440
          9  +MAXXAM Inc ..................................           429
         23   Oregon Steel Mills ..........................           385
         40  +Bethlehem Steel Corp. .......................           360
                                                                 --------
                                                                  153,505
                                                                 --------
              Capital Goods (6.1%)
        532   McDonnell Douglas Corp ......................        34,048
        321   Minnesota Mining &
                 Manufacturing Co .........................        26,603
      1,033   Raymond Corp ................................        17,948
        122   Boeing Co ...................................        12,978
        200  +Analog Devices Inc. .........................         6,775
        200  +ADC Telecommunications Inc ..................         6,225
         62   Emerson Electric Co. ........................         5,999
        291   Westinghouse Electric Corp ..................         5,784
        100   York International Corp .....................         5,588
        159   WMX Technologies Inc. .......................         5,187
        337   Oil-Dri Corp America ........................         5,055
        109   Corning Inc .................................         5,041
        228   Penn Engineering &
                 Manufacturing Corp .......................         4,674
         66   Honeywell Inc. ..............................         4,340
         76   Crown Cork & Seal Inc .......................         4,133
        338  +Nashua Corp. ................................         4,056
        236  +Vallen Corp .................................         3,924
         51   Fluor Corp ..................................         3,200
         52   Sundstrand Corp .............................         2,210
         40   Tyco International Ltd ......................         2,115


                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         20   Textron Inc .................................        $1,885
         27   Eaton Corp ..................................         1,883
         50   Trinity Industries Inc ......................         1,875
         80   Allegheny Teledyne Inc ......................         1,840
         30   Miller (Herman) Inc .........................         1,699
         74   Premark International Inc ...................         1,647
         19   Raychem Corp  ...............................         1,522
         34   Hubbell Inc Cl B ............................         1,471
         29   Dover Corp ..................................         1,457
         44   HON Industries ..............................         1,452
         27   Alco Standard Corp ..........................         1,394
         62   Ametek Inc ..................................         1,380
         53   Pall Corp ...................................         1,352
         27   Kaydon Corp .................................         1,272
        102   Laidlaw Inc Cl B ............................         1,173
         35   Donaldson Co Inc ............................         1,173
         30   Parker Hannifin Corp ........................         1,162
         23   Precision Castparts Corp ....................         1,141
         32   Pentair Inc .................................         1,032
         12   Northrop Gruman Corp ........................           993
         30   Standard Register Co ........................           975
         41  +Jacobs Engineering Group Inc ................           969
         15   Nordson Corp ................................           956
         23   Millipore Corp ..............................           952
         13   General Dynamics ............................           916
         45   Keystone International Inc ..................           906
         11   Grainger WW Inc .............................           883
         17   Harnischfeger Industries Inc. ...............           818
         18   General Signal Corp .........................           769
         28   Duriron Co Inc ..............................           759
         16   Cummins Engine Inc ..........................           736
         18   Butler Manufacturing Co .....................           729
         20   Avery Dennison Corp .........................           707
         38   Gencorp Inc .................................           689
         17  +Sequa Corp Cl A .............................           667
         11   Barnes Group Inc ............................           660
         51  +Magnetek Inc ................................           657
         44   Daniel Industries ...........................           649
         16   IDEX Corp ...................................           638
         85  +Insituform Technologies Cl A ................           627
         27   Learonal Inc ................................           621
         19   Kysor Industrial Corp .......................           620
         20   Standex International Corp ..................           617
         25   Baldor Electric Co ..........................           616
         25   Brady W H Co ................................           616
         10   Carlisle Cos Inc ............................           605
         19   Stone & Webster Inc .........................           603
         26   Goulds Pumps Inc ............................           596
         18   Gleason Corp ................................           596
         11   NACCO Industries Inc Cl A ...................           588
         24   Watts Industries Inc Cl A ...................           573


   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         19   Commercial Metals ...........................          $572
         26  +Osmonics Inc ................................           572
         22   Graco Inc ...................................           539
         10   Mine Safety Appliances Co ...................           532
         28   Armor All Products Corp .....................           532
         57  +Thermo Fibertek Inc .........................           531
         23  +Lydall Inc ..................................           517
         24   Moore Corp Ltd ..............................           489
         17  +Bearings Inc ................................           474
         21   Cincinnati Milacron Inc .....................           459
         22   Varlen Corp .................................           452
         25   McDermott International Inc .................           416
         21   Granite Construction Inc ....................           399
         17  +Rohr Inc ....................................           385
         60   UNR Industries Inc ..........................           360
          7   Briggs & Stratton Corp ......................           308
         18   Brush Wellman Inc. ..........................           295
         51  +Air and Water Technologies
                  Corp.....................................           293
         10   Ball Corp ...................................           260
        129  +Rollins Environmental Inc ...................           226
                                                                 --------
                                                                  225,610
                                                                 --------
              Communications Services (1.1%)
        237   GTE Corp ....................................        10,784
        256   Sprint Corp .................................        10,208
        189   US West Inc .................................         6,095
        135   ALLTEL Corp .................................         4,236
         77   NYNEX Corp ..................................         3,706
         72   Century Telephone Enterprises
                  Inc......................................         2,223
         44   Frontier Corp ...............................           995
         42   Aliant Communications .......................           714
                                                                 --------
                                                                   38,961
                                                                 --------
              Consumer Cyclical (8.5%)
        836   May Department Stores Co ....................        39,083
        641   Penney (J.C.) Co Inc. .......................        31,249
        334   Eastman Kodak Co ............................        26,804
      1,033   Russ Berrie & Co Inc ........................        18,594
        725   Wackenhut Corp Ser A ........................        12,506
        243  +Fred Meyer Inc ..............................         8,627
        200  +Atmel Corp ..................................         6,625
        415   Ruddick Corp ................................         5,810
        342  +National Education Corp .....................         5,216
        163   Gap Inc. ....................................         4,910
        120  +Fruit of the Loom Inc .......................         4,545
        233   Sturm Ruger & Co Inc ........................         4,514
        450  +Playboy Enterprises Inc Cl B ................         4,388
        157   Mattel Inc ..................................         4,357
        221   Caseys General Stores Inc ...................         4,144

                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


        351  +Lifetime Hoan Corp ..........................        $4,124
        105   Dayton Hudson Corp ..........................         4,121
        224   The Limited Inc .............................         4,116
        161   Dun & Bradstreet Corp .......................         3,824
         48   Gannet Inc ..................................         3,594
         10   Washington Post Co ..........................         3,351
        118   Service Corp International ..................         3,304
         49  +Vons Cos Inc ................................         2,934
         74  +Jones Apparel Group .........................         2,766
         60   Omnicom Group Inc ...........................         2,745
         67   Masco Corp ..................................         2,412
         36   Vulcan Materials Co .........................         2,192
         39  +Nine West Group Inc .........................         1,809
         49   Hannaford Brothers Co .......................         1,666
         63  +HSN Inc .....................................         1,496
         30   TRW Inc. ....................................         1,485
        143  +K mart Stores ...............................         1,484
         38   New York Times Co Cl A ......................         1,444
         31   Lancaster Colony Corp .......................         1,426
         30   Interpublic Group of Cos Inc ................         1,425
        129  +Burlington Industries Inc ...................         1,419
         53  +Lands' End Inc ..............................         1,405
         40   Belo (AH) Corp - Ser A ......................         1,395
         45   Dillard Department Stores ...................         1,389
         35   Hasbro Inc ..................................         1,361
         24   Houghton Mifflin Co .........................         1,359
         36   Tiffany & Co ................................         1,319
         29   Genuine Parts Co ............................         1,294
         19  +Scholastic Corp .............................         1,278
         24   Meredith Corp ...............................         1,266
         47   Modine Manufacturing ........................         1,257
         27   Harcourt General ............................         1,245
         67   Sotheby's Holdings Cl A .....................         1,240
         18   VF Corp .....................................         1,215
         26   McGraw-Hill Cos Inc .........................         1,199
         27   Tandy .......................................         1,188
         25   Whirlpool Corp ..............................         1,166
         24   TJX Cos Inc .................................         1,137
         34   Cognizant Corp ..............................         1,122
         29   Liz Claiborne Inc. ..........................         1,120
         14   Tribune Co. .................................         1,104
         26   Reebok International Ltd ....................         1,092
         26  +CVS Corp ....................................         1,073
         61   Wellman Inc .................................         1,045
         36   First Brands Corp ...........................         1,022
         33   Circuit City Store Inc ......................           994
         17   Sherwin-Williams Co. ........................           952
         89  +Best Buy Co Inc .............................           946
         93   Stride Rite Corp ............................           930
         34   Stanhome Inc ................................           901
         22  +Ceridian Corp ...............................           891


   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         45   Cooper Tire & Rubber ........................          $889
         26   Dow Jones & Co Inc ..........................           881
         20   Polaroid Corp ...............................           870
         14   NCH Corp ....................................           843
         17   Mercantile Stores ...........................           839
         12   Armstrong World Industries Inc ..............           834
        192  +Service Merchandise Inc .....................           816
         27   Black & Decker Corp .........................           813
         41   Maytag Corp .................................           810
         62   Fingerhut Cos Inc. ..........................           759
         24   Echlin Inc. .................................           759
         41   Brown Group Inc .............................           753
         26   American Greetings Cl A .....................           738
         30   Donnelly Corp ...............................           735
         21   McClatchy Newspapers Cl A ...................           735
         11  + Culbro Corp .................................           714
        163   Ekco Group Inc ..............................           713
         22   Wiley John & Sons ...........................           709
         70   Graphic Industries Inc ......................           709
         27  +MacFrugals Bargains Closeouts ...............           705
         50   ADVO Inc ....................................           700
        113  +American Media Inc ..........................           664
         15  +Volt Information Sciences Inc ...............           656
         48  +Johnson Worldwide Associates
                  Inc Cl A.................................           636
         22   Starrett LS Co Cl A .........................           624
         23   Stanley Works ...............................           621
         24  +Christiana Cos ..............................           618
         12   WD-40 Co ....................................           612
         24   Standard Products Co ........................           612
         87  +Shoney's Inc ................................           609
         46   Kaman Corp Cl A  ............................           598
         15   Apogee Enterprises Inc ......................           596
         30   Luby's Cafeterias Inc. ......................           596
         17   Plenum Publishing Corp ......................           595
         58   Crown Crafts Inc ............................           580
         21   Tennant Co ..................................           577
         67  +Handleman Co ................................           569
         26   True North Communications ...................           569
         26  +Woolworth Corp ..............................           569
         37   Osh Kosh B'Gosh Cl A  .......................           564
         23   Bassett Furniture Industries Inc ............           563
         21   Guilford Mills Inc ..........................           559
         22   American Business Products ..................           553
         12   OEA Systems Inc .............................           549
         21  +CSS Industries Inc ..........................           546
         20   Unitog Co ...................................           545
         25   Smart and Final Inc .........................           541
         86   PT Tri Polyta Indonesia ADR .................           537
         23   Lee Enterprises Inc .........................           535
        132  +Topps Co Inc ................................           528
         62  +Syms Corp ...................................           527

                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         19   K2 Inc ......................................          $522
         28   Walbro Corp. ................................           511
         26   Delechamps Inc ..............................           504
         21   Waverly Inc .................................           499
         26   Alico Inc ...................................           487
         16   American List Corp. .........................           486
         30   Strawbridge & Clothier ......................           476
         12   Knight- Ridder Inc ..........................           459
         31   Duty Free International Inc .................           449
         15   Russell Corp ................................           446
         47   Blessings Corp ..............................           438
         39   Hancock Fabrics Inc .........................           405
          8   Home Depot Inc ..............................           401
         49  +Intelligent Electronics Inc. ................           392
         15   Arvin Industries Inc ........................           371
         22   CPI Corp ....................................           368
         26  +Information Resources Inc ...................           364
         32   Ennis Business Forms ........................           360
         19   Ogden Corp ..................................           356
         18  +Gibson Greetings Inc ........................           353
         95   CML Group Inc ...............................           321
         39  +GRC International Inc .......................           317
         18  +AnnTaylor Stores Corp .......................           315
         14   Lawson Products Inc .........................           306
         21   Falcon Products Inc .........................           299
         25   A.T. Cross Co Cl A ..........................           291
         11  +ACNielsen Corp ..............................           166
          6  +Echelon International Corp ..................            93
                                                                 --------
                                                                  313,941
                                                                 --------
              Consumer Staples (9.5%)
        391   Kimberly-Clark Corp .........................        37,243
      1,016  +Viacom Inc. Cl B ............................        35,433
        517   Kellogg Co ..................................        33,928
      1,453   Archer Daniels Midland Co....................        31,966
        762   Anheuser-Busch Cos Inc. .....................        30,480
        152   Unilever NV ADR  ............................        26,638
        416  +Revco D.S. Inc ..............................        15,392
        731   Goodmark Foods Inc ..........................        12,062
        734   Genovese Drugs Stores .......................        11,379
        543   Dames & Moore Inc ...........................         7,941
        174   Albertsons Inc ..............................         6,199
        105   Cardinal Health Inc .........................         6,116
        201   IBP Inc .....................................         4,874
         51   Colgate-Palmolive Co. .......................         4,705
        129   Heinz H J Co ................................         4,644
         93   Conagra Inc .................................         4,627
         62   Ralston Purina Co............................         4,549
        230   ABM Industries Inc ..........................         4,255
        105   IMC Global Inc ..............................         4,108

   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


        123   UST Inc. ....................................        $3,982
         50   CPC International Inc. ......................         3,875
        106   Sysco Corp ..................................         3,458
         51   General Mills Inc ...........................         3,232
         82   Tyson Foods Inc Cl A ........................         2,809
         49   Tambrands Inc. ..............................         2,003
         42  +Kroger Co ...................................         1,953
         48   Quaker Oats Co ..............................         1,830
         82   Flowers Industries Inc ......................         1,763
         59   Bergen Brunswig Corp ........................         1,682
         26   Avon Products Inc ...........................         1,485
         46   Dean Foods Co ...............................         1,484
         32   McDonald's Corp. ............................         1,448
         36   Rite Aid Corp. ..............................         1,431
         52   Kelly Services Inc Cl A .....................         1,404
         32   Hershey Foods Corp ..........................         1,400
         45   TCA Cable TV Inc ............................         1,356
        143  +Perrigo Co ..................................         1,305
         31   American Stores Co ..........................         1,267
         24   Paychex Inc .................................         1,235
         12   Clorox Co. ..................................         1,205
         74   Dial Corp ...................................         1,091
         59   International Multifoods Corp ...............         1,069
         49  +International Dairy Queen Inc
                  Cl A.....................................           980
         18   Longs Drug Stores Inc .......................           884
         24   Universal Foods Corp ........................           846
         44  +Ruby Tuesday Inc ............................           814
         35   Whitman Corp ................................           801
         42   Coors (Adolph) Co Cl B.......................           798
         24   Harland Co. .................................           792
         24   Deluxe Corp .................................           786
         22   Giant Food Inc Cl A .........................           759
         28   Amcast Industrial Corp ......................           693
         18  +King World Productions Inc ..................           664
         36   Lance Inc ...................................           648
         28   Banta Corp. .................................           640
         17   National Presto Industries ..................           635
         72   Bridgford Foods Corp ........................           612
         28   Nash Finch Corp .............................           595
         13   Brown-Forman Corp Cl B ......................           595
         21   West Co .....................................           593
         14  +Chris Craft Industries Inc ..................           586
         18   Winn Dixie Stores ...........................           569
         43   WLR Foods Inc ...............................           532
         80  +Uno Restaurant Corp .........................           530
         18   Supervalu Inc. ..............................           511
         36   Savannah Foods & Industries .................           486
         14   Dreyers Grand Ice Cream Inc .................           406
         17  +Carmike Cinemas Inc. Cl A ...................           431

                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         29  +Foodbrands America Inc ......................          $399
         42  +Buffets Inc .................................           383
         19   Blair Corp ..................................           366
          6   Tecumseh Products Co Cl B ...................           341
          9   National Services Industries Inc ............           336
         20  +AMC Entertainment Inc .......................           287
          7  +Footstar Inc ................................           174
                                                                 --------
                                                                  349,778
                                                                 --------
              Energy (9.9%)
        543   Exxon Corp ..................................        53,214
        216   Royal Dutch Petroleum Co ADR  ...............        36,882
        249   Atlantic Richfield ..........................        33,024
        194   Mobil Corp. .................................        23,716
      1,236   Sevenson Environmental
                 Services Inc .............................        22,557
        195   Schlumberger Ltd ............................        19,476
        225   Amoco Corp ..................................        18,169
        181   Texaco Inc ..................................        17,761
      1,066   Quaker State Corp ...........................        15,057
        732  +HS Resources Inc ............................        12,078
        730  +Tuboscope Vetco International
                 Corp .....................................        11,315
        160   Chevron Corp  ...............................        10,400
        534   Getty Petroleum Corp ........................         8,677
        101   Anadarko Petroleum Co .......................         6,540
        130   Phillips Petroleum Co. ......................         5,752
        259   Global Marine Inc ...........................         5,342
        216   Occidental Petroleum Corp ...................         5,049
         60   Halliburton Co ..............................         3,615
         79   Tidewater Inc ...............................         3,575
        135   USX-Marathon Group ..........................         3,223
        103  +Dresser Industries Inc ......................         3,193
         39   Tosco Co ....................................         3,086
         58  +Ensco International Inc .....................         2,813
         58  +Smith International Inc .....................         2,603
         45  +BJ Services Co ..............................         2,295
         76  +Weatherford Enterra Inc .....................         2,280
         62   Parker & Parsley Petroleum Co ...............         2,278
        115  +Nabors Industries Inc .......................         2,214
         43   Burlington Resources Inc ....................         2,166
         60   Mapco Inc ...................................         2,040
         60   Valero Energy Corp ..........................         1,717
        164   Ranger Oil Ltd ..............................         1,619
         43   Apache Corp .................................         1,521
         44   Baker Hughes Inc ............................         1,518
         27   Murphy Oil Corp .............................         1,502
         27   Helmerich & Payne Inc .......................         1,407
         44   Ultramar Diamond Shamrock
                  Corp.....................................         1,391
         22   Amerada Hess Corp. ..........................         1,273

   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         39   Sun Co Inc ..................................          $951
         31   Black Hills Corp ............................           872
         33  +Oryx Energy Co ..............................           817
         11   Kerr Mcgee Corp .............................           792
         37   Wiser Oil Co ................................           731
         29  +Varco International Inc .....................           671
         19   Vintage Petroleum Inc .......................           655
         45   Berry Petroleum Cl A ........................           647
         26   Landauer Inc ................................           637
         14  +Barrett Resources Corp ......................           597
         11   Louisiana Land & Exploration Co .............           590
         21   Ashland Coal Inc ............................           583
        187  +Harken Energy Corp ..........................           561
         60  +Allied Waste Industries Inc .................           555
         57  +Parker Drilling Co ..........................           549
         20   Holly Corp ..................................           535
         12   Ashland Inc .................................           526
         42  +Crown Central Petroleum Cl A ................           520
                                                                 --------
                                                                  364,127
                                                                 --------
              Financial (6.0%)
      1,029   Mid Am Inc ..................................        17,622
      1,039   Kranzco Realty Trust  .......................        17,533
      1,037   Commercial Net Lease Realty .................        16,462
        533   Avemco Corp .................................         8,328
        200   Southtrust Corp .............................         6,975
        100   Progressive Corp ............................         6,738
        181   First Data Corp .............................         6,607
        132   PHH Corp ....................................         5,676
        100   Comerica Inc ................................         5,238
        227   Universal Health Realty Income ..............         4,654
        100   Commerce Bancshares Inc .....................         4,625
        230   Mid America Bancorp .........................         4,370
        230   LTC Properties Inc ..........................         4,255
        234   State Auto Financial Corp ...................         4,212
        232   Magna Bancorp Inc ...........................         4,060
        225   NYMAGIC Inc .................................         4,050
        233   South West Property Trust ...................         3,932
         73   Lincoln National Corp Ltd. ..................         3,833
         69   Chubb Corp ..................................         3,709
         36   Loews Corp ..................................         3,393
        100   Paine Webber Group Inc ......................         2,813
         49   U.S. Bancorp ................................         2,202
         19   Marsh & McLennan Cos ........................         1,976
         45   Bancorp Hawaii Inc. .........................         1,890
        142   Hibernia Corp Cl A ..........................         1,882
         26   UNUM Corp ...................................         1,879
         23   Transatlantic Holdings Inc ..................         1,852
         84   City National Corp ..........................         1,817
         46   Northern Trust Corp .........................         1,668
         18   TransAmerica Corp ...........................         1,424

                       See notes to financial statements






TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         22   St Paul Cos. Inc. Corp ......................        $1,290
         28   National City Corp ..........................         1,257
         29   Wilmington Trust Co .........................         1,146
         31   Dauphin Deposit Corp ........................         1,023
         18   Jefferson- Pilot Corp .......................         1,019
         16   Citizens Bancorp ............................           992
         24   Safeco Corp .................................           947
         41   Church & Dwight Co Inc ......................           938
         24   Home Beneficial Corp ........................           909
         21   Financial Trust Corp ........................           837
         10   Republic NY Corp ............................           816
         21   New York Bancorp Inc ........................           814
         20   Capitol American Financial Corp .............           727
         17   CNB Bancshares Inc ..........................           710
         28   BRE Properties Inc ..........................           693
         18   Midland Co ..................................           693
         33   USF&G Corp ..................................           689
         30   Crawford & Co ...............................           686
         31   MGI Properties ..............................           682
         17   BT Financial Corp ...........................           674
         45   Burham Pacific Properties Inc ...............           669
         17   Liberty Corp ................................           667
         20   United Bankshares Inc .......................           660
         20   First Midwest Bancorp Inc ...................           652
         22   First Michigan Bank Corp ....................           652
         17   JSB Financial Inc ...........................           646
         17   Selective Insurance Group ...................           646
         21   Argonaut Group Inc ..........................           646
         25   McGrath Rent Corp ...........................           644
         16   Tredegar Industries Inc .....................           642
         16   UMB Financial Corp ..........................           638
         18   Whitney Holding Corp ........................           637
         12   Park National Corp ..........................           636
         15   USBancorp Inc ...............................           636
         26   Penn Real Estate Investment
                  Trust....................................           634
         16   United Carolina Bancshares ..................           632
         17   First Commercial Corp .......................           631
         17   First Financial Corp ........................           629
         18   Firstbank Illinois Co .......................           625
         19   First Financial Bancorp .....................           617
         45   Commercial Intertech Corp ...................           613
         19   Corus Bankshares Inc ........................           613
         19   First United Bancshares Inc .................           613
         15   Farmers Capital Bank Corp ...................           611
         21   Bank of Granite Corp ........................           609
         12   Berkley W R Corp ............................           609
         33   Baldwin & Lyons Inc .........................           606
         22   CBT Corp ....................................           605
         22   Community First Bankshares ..................           605
         23   American Heritage Life Investors ............           604


   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         22   Zenith National Insurance ...................          $602
         28   Fulton Financial Corp .......................           602
         13   Trenwick Group Inc ..........................           601
         25   F & M Bancorp Frederick .....................           600
         28   Heritage Financial Service Inc ..............           595
         48   First Union Real Estate .....................           594
         19   S&T Bancorp Inc .............................           584
         21   Bancorp South Inc ...........................           583
         24   Nationwide Health ...........................           582
        331   CRI Liquidating REIT Inc.....................           579
         68   Cash America International Inc. .............           578
         22   First Western Bancorp Inc ...................           577
         27   F & M National Corp .........................           577
         50   IRT Property Co .............................           575
         15   Frontier Insurance Group Inc ................           574
         44   Western Investment Real Estate ..............           572
         15   National Health Investors, Inc. .............           568
         17   Tompkins County Trustco Inc .................           567
         17   Omega Healthcare Investors Inc ..............           565
         23   Hubco Inc ...................................           563
         20   American Financial Enterprise
                  Inc......................................           560
         21   First Merchants Corp ........................           556
         21   Poe & Brown Inc .............................           556
         25   SEI Corp ....................................           556
         26   Trustco Bank Corp ...........................           556
          7  +Alexander's Inc .............................           554
         20   Brenton Banks Inc ...........................           552
         20   Federal Realty Investment Trust .............           542
         29   First Commonwealth Financial
                 Corp .....................................           540
         45   EMC Insurance Group Inc .....................           540
          6  +Markel Corp .................................           540
         22   First Source Corp ...........................           539
         21   Valley National Bancorp .....................           538
         22   Health Care REIT Inc ........................           536
         11   Mark Twain Bancshares Inc ...................           536
         20   BSB Bancorp Inc .............................           535
         23   Allied Capital Commercial Corp ..............           535
         22   Wellsford Residential Property
                 Trust.....................................           533
         17   Albank Financial Corp .......................           533
         40   Hilb, Rogal & Hamilton Co ...................           530
         28   American Federal Bank .......................           528
         41   CRIIMI MAE Inc. .............................           528
         22   American Health Properties ..................           525
         20   National Pennsylvania
                 Bancshares Inc ...........................           522
         16   Merchants New York Bancorp ..................           520
         15  +MAIC Holdings Inc ...........................           508
         16   Citizens Banking Corp  ......................           504


                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         20   Keystone Financial Inc ......................          $500
         50   Berkshire Realty Co .........................           494
         51   Gainsco Inc .................................           491
         21   Albany International Corp Cl A  .............           486
         16   Acordia Inc .................................           464
         14   Gallagher (Arthur J.) & Co ..................           434
         16   HCC Insurance Holdings Inc ..................           384
                                                                 --------
                                                                  221,537
                                                                 --------
              Health Care (4.4%)
        373   Schering-Plough Corp. .......................        24,152
        591   Columbia Healthcare Corp ....................        24,083
        118   Bristol-Myers Squibb Co. ....................        12,833
        199   American Home Products Corp. ................        11,666
        187  +Amgen Inc. ..................................        10,168
        232   Pharmacia & Upjohn Inc ......................         9,193
         94   Warner Lambert Co ...........................         7,050
         89  +Boston Scientific Corp ......................         5,340
        100  +HEALTHSOUTH Corp ............................         3,813
        300   Kinetic Concepts Inc ........................         3,675
        347  +Medco Research Inc ..........................         3,644
        204   Mylan Laboratories Inc ......................         3,417
         96  +Forest Laboratories Inc .....................         3,144
        142  +Nellcor Inc .................................         3,106
         84  +Centocor Inc ................................         3,003
         35  +Pacificare Health Systems Inc ...............         2,984
         65  +Watson Pharmaceuticals ......................         2,921
         70  +Biogen Inc. .................................         2,713
         52  +HealthCare COMPARE Corp .....................         2,203
         98  +Tenet Healthcare Corp .......................         2,144
        101  +Value Health Inc. ...........................         1,969
         61  +Foundation Health Corp ......................         1,937
        100  +Humana Inc ..................................         1,912
        135  +Horizon/CMS Healthcare Corp .................         1,704
         33   Mallinckrodt Inc. ...........................         1,456
         29   DENTSPLY International Inc. .................         1,377
         25  +St. Jude Medical Inc. .......................         1,066
         34   Diagnostic Products Corp ....................           880
         31  +ALZA Corp ...................................           802
         22   Allergan Inc. ...............................           784
         50   Biomet Inc ..................................           756
         21   Bausch & Lomb Inc ...........................           745
         18   United States Surgical Corp .................           709
         62  +Novacare Inc ................................           682
         45  +Tecnol Medical Products Inc. ................           681
         24  +Acuson ......................................           585
         12  +Synetic Inc .................................           582
         20   Bard (CR) Inc ...............................           560
         31   Carter Wallace Inc ..........................           484
         37  +Beverly Enterprises Inc .....................           472
         41  +Epitope Inc .................................           471
         20  +Datascope Corp ..............................           400
                                                                 --------
                                                                  162,266
                                                                 --------


   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


              Technology (2.0%)
        729   X-Rite Inc ..................................       $12,029
        309   Beckman Instruments Inc .....................        11,858
        282  +Loral Space Communications ..................         5,182
        100  +Parametric Technology .......................         5,138
         91   Raytheon Co .................................         4,379
         82   Wallace Computer Services Inc. ..............         2,829
         56  +Litton Industries Inc .......................         2,667
         44  +Compuware Corp ..............................         2,205
        119   Sensormatic Electronics Corp ................         1,993
         47  +Fiserv Inc ..................................         1,727
        181   Novell Inc ..................................         1,714
         37   Thiokol Corp ................................         1,656
         30  +Dell Computer Corp ..........................         1,594
         31  +Policy Management Systems
                  Corp.....................................         1,430
         19  +3Com Corp ...................................         1,394
         51  +Stratus Computer Inc. .......................         1,390
         25   Teleflex Inc ................................         1,303
         49  +Advanced Micro Devices Inc ..................         1,262
         53  +Structural Dynamics Research
                 Corp .....................................         1,060
         46  +Apple Computer Inc ..........................           960
         18  +Storage Technology Corp .....................           857
         11   Harris Corp .................................           755
         29  +Boole & Babbage Inc .........................           725
         16  +BRC Holdings Inc ............................           716
         24   Analysts International Corp .................           678
         27   Cubic Corp ..................................           624
         19  +Gelman Sciences Inc .........................           617
         14   CTS Corp ....................................           598
         28   EG&G Inc ....................................           563
        101  +Borland International Inc  ..................           549
         21  +Esterline Technologies Corp .................           549
         24  +Bell Industries Inc .........................           513
         42  +Amdahl Corp .................................           509
        213  +Executone Information Systems
                 Inc ......................................           506
         68  +Unisys Corp .................................           459
         27  +Trident Microsystems Inc ....................           456
         12  +Advanced Technology
                 Laboratories .............................           372
         18   MTS Systems Corp ............................           360
         84  +AST Research Inc ............................           352
                                                                 --------
                                                                   74,528
                                                                 --------
              Transportation (1.9%)
        389   Burlington Northern Santa Fe
                  Corp.....................................        33,600
      1,033   International Shipholding Corp ..............        19,111
        345   Rollins Truck Leasing Corp ..................         4,356


                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         36  +Federal Express Corp. .......................        $1,602
         52   Alexander & Baldwin Inc .....................         1,300
         47   Atlantic Southeast Airlines Inc. ............         1,028
         67   Hunt J B Transport Services Inc .............           938
         41   Caliber Systems Inc .........................           789
         11   Union Pacific Corp ..........................           661
         69   Frozen Foods Express
                  Industries...............................           621
         25  +USAir Group Inc .............................           584
         34   Arnold Industries Inc .......................           540
         37  +Yellow Corp .................................           532
         65  +USA Truck Inc ...............................           520
         19   Consolidated Freightways Inc ................           423
         19   Overseas Shipholding Group ..................           323
          3   Florida East Coast Industries ...............           262
          9  +Consolidated Freightways Corp ...............            80
                                                                 --------
                                                                   67,270
                                                                 --------
              Utilities (6.2%)
      1,029   Public Service Co ...........................        18,779
        838   St Joseph Light & Power .....................        12,884
        737   Cascade Natural Gas Corp ....................        12,529
        735   United Water Resources Inc ..................        11,484
        400   Illinova Corp ...............................        11,000
        200   New England Electric ........................         6,975
        276   Southern Co .................................         6,245
        133   Enron Corp ..................................         5,736
        200   Boston Edison Co. ...........................         5,375
        231   Ohio Edison Co ..............................         5,255
        255   Public Service Co of New
                  Mexico...................................         5,004
        228   Philadelphia Suburban Corp ..................         4,532
        130   GPU Inc .....................................         4,371
        231   Eastern Utilities Association ...............         4,014
        231  +Tucson Electric Power Co ....................         3,840
        119   Allegheny Power System Inc ..................         3,615
         72   Duke Power Co ...............................         3,348
        246   Northeast Utilities .........................         3,260
        154   Pacific Gas & Electric Co. ..................         3,234
         98   Florida Progress Corp .......................         3,161
         76   Texas Utilities Co ..........................         3,097
        119   Potomac Electric Power Co ...................         3,064
         80   Williams Cos Inc ............................         2,981
        108   Scana Corp ..................................         2,889
         85   CMS Energy Corp .............................         2,858
         81  +CalEnergy Inc ...............................         2,724
        118   Edison International ........................         2,345
         42   Coastal Corp ................................         2,053
         64   MCN Corp Holding Co .........................         1,848
         47   Public Service Co of Colorado ...............         1,827
         39   FPL Group Inc. ..............................         1,794


   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         82   New York State Electric &
                 Gas Corp .................................        $1,773
         43   Nipsco Industries ...........................         1,704
         44   Dominion Resources Inc ......................         1,694
         54   Brooklyn Union Gas Co .......................         1,627
         32   El Paso Natural Gas .........................         1,616
         58   Entergy Corp ................................         1,610
         97   MidAmerican Energy Holdings .................         1,540
         37   National Fuel Gas Co ........................         1,526
         37   American Electric Power Co ..................         1,522
         42   Southwestern Public Service .................         1,486
         28   Sonat Inc. ..................................         1,442
         60   Puget Sound Power & Light ...................         1,440
         63   Houston Industries Inc ......................         1,425
         67   Pacificorp ..................................         1,374
         30   Pennsylvania Enterprises Inc ................         1,316
         50   Central & South West Corp ...................         1,281
         47   IPALCO Enterprises ..........................         1,281
         38   Cinergy Corp. ...............................         1,268
         51   LG & E Energy Corp ..........................         1,250
         40   Idaho Power Co ..............................         1,245
         58   Montana Power Co ............................         1,240
         58   AGL Resources Inc ...........................         1,225
         32   Hawaiian Electric Industries ................         1,156
         19   Consolidated National Gas Co ................         1,050
         27   Union Electric ..............................         1,040
         42   Indiana Energy Inc ..........................         1,024
         43   Washington Gas Light Co .....................           973
         42   PP & L Resources Inc ........................           966
         15   Columbia Gas System Inc .....................           954
         82   Central Maine Power Co. .....................           953
         46   American Water Works Inc ....................           949
         30   Pacific Enterprises .........................           911
         29   Oneok Inc. ..................................           870
         23   Eastern Enterprises Inc .....................           814
         24   IWC Resources Corp ..........................           747
         15  +Tejas Gas Corp ..............................           714
         16   California Water Services Co ................           672
         32   Nevada Power ................................           656
         14   Northern States Power........................           642
         26   Laclede Gas Co ..............................           627
         17   Cilcorp Inc .................................           623
         40   Noram Energy Corp. ..........................           615
         25   South Jersey Industries Inc .................           609
         26   Commonwealth Energy System ..................           608
         19   United Illuminating Co ......................           596
         53  +Citizens Utilities Co Cl B ..................           590
         17   Northwestern Public Service .................           582
         18   Otter Tail Power Co .........................           578
         20   North Carolina Natural Gas Corp .............           577
         24   Northwest Natural Gas Co ....................           576

                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         21   TNP Enterprise Inc ..........................          $575
         25   United Cities Gas Co ........................           562
         22   Connecticut Natural Gas Corp ................           561
         24   Piedmont Natural Gas Inc ....................           561
         26   Yankee Energy System ........................           556
         24   MDU Resources Group Inc .....................           552
         61  +TPC Corp ....................................           549
         29   Empire District Electric Co .................           544
         55  +Niagara Mohawk Power Corp ...................           543
         15   Wicor Inc ...................................           538
         24   UGI Corp ....................................           537
         19   Aquarion Co .................................           530
         22   Atmos Energy Corp ...........................           525
         22   Green Mountain Power Corp ...................           525
         18   Bay State Gas Co ............................           509
         14   Orange & Rockland Utilities Inc .............           502
         23   Southern California Water Co ................           500
         17   New Jersey Resources Corp ...................           497
         24   Washington Energy Co ........................           495
         24   Western Gas Resources Inc ...................           462
         20   Enserch Corp ................................           460
         21   Colonial Gas Co .............................           446
         15   WPS Resources Corp ..........................           428
        133  +PhoneTel Technologies Inc ...................           424
         19   Madison Gas & Electric ......................           385
                                                                 --------
                                                                  228,444
                                                                 --------

              Total Common Stocks
                 (Cost $2,127,837).........................     2,199,967
                                                                ---------
              OPEN END INVESTMENT
                  COMPANY (3.9%)
                 (Cost $141,920)
     13,639   Bankers Trust EAFE Equity
                  Index Fund ..............................       144,849
                                                                 --------
              UNIT INVESTMENT
                TRUST (4.8%)
                 (Cost $180,814)
              Standard & Poor's
      2,400       Depositary Receipt ......................       177,450
                                                                 --------
Principal
Amount
              U.S. GOVERNMENT
              OBLIGATIONS (40.9%)
   $425,000   U.S. Treasury Bill (11.4%)
              Due 4/17/97 .................................       418,868
                                                                 --------
    158,000   U.S. Treasury Bond (4.4%)
              6.875% Due 8/15/25 ..........................       161,111
                                                                 --------

 Principal
   Amount                       Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


              U.S. Treasury Notes (25.1%)
   $505,000   5.500% Due 11/15/98 .........................      $501,606
    423,000   6.500% Due 8/15/05 ..........................       425,711
                                                                 --------
                                                                  927,317
                                                                 --------
              Total U.S. Treasury Obligations
                 (Cost $1,507,528).........................     1,507,296
                                                                 --------
              Total Investments (109.4%)
                 (Cost $3,958,099).........................     4,029,562

              Liabilities in Excess of Other
                 Assets (-9.4%)............................      (348,377)
                                                                ---------
              Total Net Assets (100.0%)....................    $3,681,185
                                                                =========

+ Non-income producing security.


Number
of Shares                       Security                      Value


         Tomorrow Short-Term Retirement Fund


              COMMON STOCKS (55.3%)
              Basic Materials (3.0%)
        377   Dow Chemical Co .............................       $29,547
      1,500   Coeur D'Alene Mines Corp.....................        22,687
        700   Quaker Chemical Corp ........................        11,463
        385   Barrick Gold Corp ...........................        11,021
         60   Pioneer Hi Bred International ...............         4,200
        335   Calgon Carbon Corp ..........................         4,104
        700  +Hecla Mining Co .............................         3,850
        600  +Amax Gold Inc ...............................         3,825
         68   Nucor Corp ..................................         3,468
         46   Phelps Dodge Corp ...........................         3,105
        137   Placer Dome Inc ADR .........................         2,980
         67   IMC Global Inc ..............................         2,621
         36   Aluminum Co of America ......................         2,295
         51   Newmont Mining Corp .........................         2,282
         27   Rohm & Haas Co ..............................         2,204
         40   Consolidated Papers Inc .....................         1,965
         60   Inco Ltd ....................................         1,913
         41   International Flavors  &
                Fragrances Inc.............................         1,845
         31   Reynolds Metals Co ..........................         1,748
         44   Bowater Inc .................................         1,655
        160   Ethyl Corp ..................................         1,540
         40   Olin Corp  ..................................         1,505
         30   Champion International Corp. ................         1,298


                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Short-Term Retirement Fund (continued)


         40   Ferro Corp ..................................        $1,135
         21   Great Lakes Chemical Corp. ..................           982
         35   Georgia Gulf Corp ...........................           941
         30   Lubrizol Corp ...............................           930
         22   Tambrands Inc. ..............................           899
         44   Engelhard Corp ..............................           841
         22   Ecolab Inc ..................................           828
         20   BF Goodrich Co...............................           810
         30   Schulman Inc ................................           735
         12   BetzDearborn Inc. ...........................           702
         36   Crompton & Knowles Corp .....................           693
         22   Chesapeake Corp .............................           690
         10   Harso Corp ..................................           685
         18   Bemis Inc ...................................           664
         28   Cyprus Amax Minerals Co. ....................           655
         20   Westvaco Corp ...............................           575
         11   Precision Castparts Corp ....................           546
         29   Glatefelter (PH) Co .........................           522
         28   Wausau Paper Mills Co .......................           518
         11   Fuller H B Co ...............................           517
         37   Lawter International Inc ....................           467
          9  +MAXXAM Inc ..................................           429
         10  +Sealed Air Corp .............................           416
         60   Battle Mountain Gold Co .....................           413
         23   Oregon Steel Mills ..........................           385
         12   Dexter Corp .................................           383
         41  +Bethlehem Steel Corp. .......................           369
         14   Sonoco Products Co ..........................           362
         10   James River Corp of Virginia ................           331
          9   Carpenter Technology Corp ...................           330
          7   Cleveland-Cliffs Inc ........................           318
         45   Echo Bay Mines Ltd ..........................           298
                                                                 --------
                                                                  142,490
                                                                 --------

              Capital Goods (5.7%)
        605   Boeing Co....................................        64,357
        402   Minnesota Mining &
                Manufacturing Co...........................        33,316
      1,200  +Vallen Corp .................................        19,950
        319   York International Corp .....................        17,824
        320  +Parametric Technology Corp ..................        16,440
        205   McDonnell Douglas Corp ......................        13,120
        268   Deere & Co ..................................        10,888
        100   U.S. Robotics Corp ..........................         7,200
        300   Daniel Industries Inc .......................         4,425
         44   Emerson Electric Co. ........................         4,257
         87   Corning Inc .................................         4,024
        117   WMX Technologies Inc. .......................         3,817
        192   Westinghouse Electric Corp ..................         3,816
         58   Honeywell Inc. ..............................         3,813
        200   Armor All Products Corp .....................         3,800

   Number
 of Shares                      Security                        Value


Tomorrow Short-Term Retirement Fund (continued)


         66   Crown Cork & Seal Inc .......................        $3,589
        200   Raymond Corp ................................         3,475
        100  +Analog Devices Inc. .........................         3,387
        100  +Atmel Corp ..................................         3,311
        100  +ADC Telecommunications Inc ..................         3,113
         47   Tyco International Ltd ......................         2,485
         48   Alco Standard Corp ..........................         2,478
         23   Textron Inc .................................         2,168
         88   Premark International Inc....................         1,958
         29   Fluor Corp ..................................         1,820
         78   Allegheny Teledyne Inc ......................         1,794
         21   Raychem Corp  ...............................         1,683
         62   Pall Corp ...................................         1,581
         76   Sensormatic Electronics Corp ................         1,273
         22   Miller (Herman) Inc .........................         1,246
         23   Dover Corp ..................................         1,156
         24   Hubbell Inc Cl B ............................         1,038
         22   Kaydon Corp .................................         1,037
         57   Gencorp Inc .................................         1,033
         31   HON Industries ..............................         1,023
         24   Sundstrand Corp .............................         1,020
        100  +Novell Inc ..................................           947
         23   Trinity Industries Inc ......................           862
         49   RPM Inc .....................................           833
         20  +BMC Software Inc ............................           827
         20   Thermo Electron Corp ........................           825
         20  +Cadence Design Systems Inc ..................           795
         20   Kennametal Inc ..............................           778
         20   Avery Dennison Corp .........................           707
         11   Nordson Corp ................................           701
         21   Standard Register Co ........................           683
         20  +USA Waste Services Inc ......................           638
         28   Ametek Inc ..................................           623
         13   Cummins Engine Inc ..........................           598
         10   Avnet Inc ...................................           582
         20   Duriron Co Inc ..............................           542
         10  +Gateway 2000 Inc ............................           536
         10  +Solectron Corp ..............................           534
         20   Reynolds & Reynolds Cl A ....................           520
         23   Cincinnati Milacron Inc .....................           503
          7  +FMC Corp ....................................           491
         10   Harnischfeger Industries Inc. ...............           481
         20  +360 Communications Co........................           462
         18  +Jacobs Engineering Group Inc ................           425
          7   Carlisle Cos Inc ............................           424
         21   Keystone International Inc ..................           423
          8   Teleflex Inc ................................           417
         17   Watts Industries Inc Cl A ...................           406
          9   Thiokol Corp ................................           403
         17  +Rohr Inc ....................................           385
         11   Donaldson Co Inc ............................           369


                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Short-Term Retirement Fund (continued)


         15   Albany International Corp Cl 'A' ............          $347
         10   Leggett & Platt Inc .........................           346
         18   Brush Wellman Inc. ..........................           295
         14  +Datascope Corp ..............................           280
                                                                 --------
                                                                  271,703
                                                                 --------

              Communication Services (3.3%)
      1,863   GTE Corp ....................................        84,766
        894   Sprint Corp .................................        35,648
        198   AT&T Corp ...................................         8,613
        169   Bellsouth Corp. .............................         6,823
         91   Bell Atlantic Corp ..........................         5,892
         99   NYNEX Corp ..................................         4,764
        123   US West Inc .................................         3,967
         70   ALLTEL Corp .................................         2,196
         46   Century Telephone Enterprises
                  Inc......................................         1,420
         39   Frontier Corp ...............................           882
         20   Southern New England
                Telecommunications.........................           777
         30   Aliant Communications Co ....................           510
                                                                 --------
                                                                  156,258
                                                                 --------

              Consumer Cyclical (5.6%)
        853   Eastman Kodak Co ............................        68,453
        417   Vulcan Materials Co .........................        25,385
        800   Caseys General Stores Inc ...................        15,000
      1,000   Dames & Moore Inc ...........................        14,625
        300  +Fruit of the Loom Inc .......................        11,362
        229   May Department Stores Co ....................        10,706
        194   Penney (J.C.) Co. Inc. ......................         9,457
        155   General Motors Corp .........................         8,641
        139   Albertsons Inc ..............................         4,952
        300  +AMC Entertainment Inc .......................         4,313
        120  +Fred Meyer Inc ..............................         4,260
        700  +American Media Inc ..........................         4,112
        110   Masco Corp ..................................         3,960
        200   Delechamps Inc ..............................         3,875
        200   Blair Corp ..................................         3,850
        200   Alico Inc ...................................         3,750
        200   Russ Berrie & Co Inc ........................         3,600
        200   Wackenhut Corp Ser A ........................         3,450
        121   Mattel Inc...................................         3,358
         46   Eaton Corp ..................................         3,208
        104   Gap Inc. ....................................         3,133
         40   Gannet Inc ..................................         2,995
         60   Whirlpool Corp ..............................         2,798
         69   Dayton Hudson Corp ..........................         2,708
         83   Sysco Corp ..................................         2,708
         94   Service Corp International ..................         2,632
        141   The Limited Inc .............................         2,591


   Number
 of Shares                      Security                        Value


Tomorrow Short-Term Retirement Fund (continued)


          6   Washington Post Co ..........................        $2,011
         42   Lancaster Colony Corp .......................         1,932
        168  +K mart Stores ...............................         1,743
         35   Interpublic Group of Cos Inc ................         1,662
         41   Hasbro Inc ..................................         1,594
         32   Harcourt General Inc.........................         1,476
         38   Wallace Computer Services Inc. ..............         1,311
         32   American Stores Co ..........................         1,308
         28   Omnicom Group Inc ...........................         1,281
         34  +Jones Apparel Group .........................         1,271
         15   Tribune Co. .................................         1,183
         35   Cognizant Corp ..............................         1,155
         35   Dillard Department Stores Inc
                  Cl A.....................................         1,081
         34   Circuit City Store Inc ......................         1,024
         40  +HSN Inc .....................................           950
         20   Harley Davidson Inc .........................           940
         83   Burlington Industries Inc ...................           913
         33   Modine Manufacturing Co .....................           883
         13  +Scholastic Corp .............................           874
         27   South Down Inc ..............................           840
         12   Armstrong World Industries Inc...............           834
         35   Dun & Bradstreet Corp .......................           831
         27   Black & Decker Corp .........................           813
         20   Dow Jones & Co Inc ..........................           678
         24  +Lands' End Inc ..............................           636
         20   Echlin Inc. .................................           633
         18   Belo (AH) Corp...............................           628
         57  +Best Buy Co .................................           606
         35   Viad Corp ...................................           578
         30   Sotheby's Holdings Cl A .....................           555
         26   Cooper Tire & Rubber Co......................           514
         19  +MacFrugals Bargains Closeout ................           496
         10   Mercantile Stores Co ........................           494
          8   Houghton Mifflin Co .........................           453
         25   Lance Inc ...................................           450
         10  +Chris Craft Industries Inc ..................           419
         16   Lee Enterprises Inc .........................           372
         15   Arvin Industries Inc ........................           371
         22   CPI Corp ....................................           369
         13   Stanley Works ...............................           351
         81  +Service Merchandise Inc .....................           344
        100   CML Group Inc ...............................           338
         22   Duty Free International  Inc ................           319
         18  +AnnTaylor Stores Corp .......................           315
          6   Home Depot Inc ..............................           301
         13   Caliber Systems Inc .........................           250
         11  +ACNielsen Corp ..............................           166
                                                                 --------
                                                                  268,428
                                                                 --------


                       See notes to financial statements



TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Short-Term Retirement Fund (continued)


              Consumer Staples (5.3%)
      1,500   ABM Industries Inc ..........................       $27,750
        141   Unilever NV ADR .............................        24,710
        177   Kimberly-Clark Corp .........................        16,859
      1,030   Genovese Drugs Stores .......................        15,965
        177   Gillette Co. ................................        13,762
        173   Kellogg Co ..................................        11,353
        324  +Viacom Inc. Cl 'B' ..........................        11,300
        486   Archer Daniels Midland Co....................        10,692
        500   Goodmark Foods Inc ..........................         8,250
        204   Anheuser- Busch Cos Inc. ....................         8,160
        150   Coca Cola Co ................................         7,894
         57   Philip Morris Cos Inc. ......................         6,469
        174  +Revco D.S. Inc ..............................         6,438
        178   Pepsico Inc. ................................         5,207
        223   Flowers Industries Inc ......................         4,794
        300   ADVO Inc ....................................         4,200
         52   Ralston Purina Co ...........................         3,816
        100   Quaker Oats Co...............................         3,813
        200   Brown Group Inc .............................         3,675
         78  +Kroger Co ...................................         3,627
        200   International Multifoods Corp ...............         3,625
         99   Heinz H J Co ................................         3,564
         64   Conagra Inc .................................         3,184
        128   IBP Inc .....................................         3,104
         47   General Mills Inc ...........................         2,979
         89   UST Inc. ....................................         2,881
         31   Colgate- Palmolive Co .......................         2,860
         35   Avon Products Inc ...........................         1,999
         38   Hershey Foods Corp ..........................         1,663
         51   Dean Foods Co................................         1,645
         48   Tyson Foods Inc Cl A ........................         1,644
         23  +Vons Cos Inc ................................         1,377
         29   McDonald's Corp. ............................         1,312
         46   Bergen Brunswig Corp ........................         1,311
         30  +CVS Corp.....................................         1,237
         31   Universal Foods Corp ........................         1,093
         10   Clorox Co. ..................................         1,004
         23  +Ceridian Corp ...............................           931
         20  +Symbol Technologies Inc. ....................           885
         30   Supervalu Inc. ..............................           851
         23   Hannaford Brothers Co .......................           782
         20  +King World Productions Inc ..................           738
         26   Kelly Services Inc Cl A .....................           702
         21   Deluxe Corp .................................           688
         50  +NEXTEL Communications Inc Cl A ..............           653
         30  +Mirage Resorts Inc. .........................           649
         13   Brown-Forman Corp Cl 'B' ....................           595
         31   Coors (Adolph) Cl B .........................           588
         20   Callaway Golf Co ............................           575
         62  +Perrigo Co ..................................           566
         50  +OfficeMax Inc. ..............................           531


   Number
 of Shares                      Security                        Value


Tomorrow Short-Term Retirement Fund (continued)


         35   Dial Corp....................................          $516
         17   TCA Cable TV Inc ............................           512
         20   Sbarro Inc ..................................           510
         10   Longs Drug Stores Inc .......................           491
         10   Coca Cola Entrerprises Inc ..................           485
         35   Savannah Foods & Industries .................           472
         33   Ruddick Corp ................................           462
         20   Banta Corp. .................................           457
         16   First Brands Corp ...........................           454
         20   International Game Technology ...............           365
         22   Carter Wallace Inc ..........................           344
         14   Church & Dwight Co ..........................           320
         44  +Shoney's Inc ................................           308
         10   Dreyers Grand Ice Cream Inc .................           290
         30  +Buffets Inc .................................           274
          8  +Footstar Inc ................................           199
                                                                 --------
                                                                  251,409
                                                                 --------
              Energy (12.8%)
        738   Royal Dutch Petroleum Co ADR ................       126,013
        930   Exxon Corp ..................................        91,140
        600   Mobil Corp. .................................        73,350
      1,105   Chevron Corp ................................        71,825
        374   Schlumberger Ltd ............................        37,353
        459   Amoco Corp ..................................        37,064
        368   Texaco Inc ..................................        36,110
      1,000  +HS Resources Inc ............................        16,500
      1,000   Getty Petroleum Corp ........................        16,250
        144   duPont (EI) de Nemours & Co .................        13,590
        700  +Tuboscope Vetco International
                  Corp.....................................        10,850
        724   Quaker State Corp ...........................        10,227
        500   Sevenson Environmental
                Services Inc...............................         9,125
         42   Atlantic Richfield ..........................         5,570
         74   Anadarko Petroleum Co........................         4,792
        101   Phillips Petroleum Co. ......................         4,469
        300   Berry Petroleum Class A .....................         4,313
        300  +Crown Central Petroleum Cl A ................         3,712
        166  +Global Marine Inc ...........................         3,424
         64   Burlington Resources Inc ....................         3,224
         51   Halliburton Co...............................         3,073
        128   Occidental Petroleum Corp ...................         2,992
        124   USX-Marathon Group...........................         2,961
         61   Baker Hughes Inc ............................         2,105
         59   Dresser Industries Inc ......................         1,829
         36  +ENSCO International Inc .....................         1,746
         36   Tidewater Inc ...............................         1,629
         49  +Weatherford Enterra Inc .....................         1,470
         18   Tosco Corp...................................         1,424
         73  +Nabors Industries Inc .......................         1,405


                       See notes to financial statements



TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Short-Term Retirement Fund (continued)


         39   Apache Corp .................................        $1,380
         22   Amerada Hess Corp. ..........................         1,273
         26  +Smith International Inc .....................         1,167
         21  +BJ Services Co ..............................         1,071
         28   Parker & Parsley Petroleum Co ...............         1,029
         28   Mapco Inc ...................................           952
         28   Valero Energy Corp ..........................           802
         75   Ranger Oil Ltd ..............................           741
         13   Murphy Oil Corp .............................           723
         31  +Varco International Inc .....................           717
         20   Ultra Diamond Shamrock Corp .................           632
         58  +Parker Drilling Co ..........................           558
         10   Helmerich & Payne Inc........................           521
                                                                 --------
                                                                  611,101
                                                                 --------

              Financial (4.9%)
        400   Summit Bankcorp .............................        17,500
        300   Comerica Inc ................................        15,712
      1,000   Avemco Corp .................................        15,625
        900   Kranzco Realty Trust ........................        15,188
        246   American Express Co. ........................        13,899
        314   PHH Corp ....................................        13,502
        700   Mid Am Inc ..................................        11,987
        400   Paine Webber Group Inc ......................        11,250
        700   Commercial Net Lease Realty .................        11,113
         93   Bankamerica Corp ............................         9,277
        500   State Auto Financial Corp ...................         9,000
        500   South West Property Trust ...................         8,437
        100   Progressive Corp ............................         6,738
        100   Commerce Bancshares Inc .....................         4,625
        300   Burham Pacific Properties Inc ...............         4,462
        200   F & M National Corp .........................         4,275
        300   Hilb, Rogal & Hamilton Co ...................         3,975
        300   CRIIMI Mae Inc. .............................         3,863
        200   American Federal Bank .......................         3,775
        200   First Commonwealth Financial
                  Corp.....................................         3,725
        300   First Union Real Estate Trust ...............         3,712
      2,100   CRI Liquidating REIT Inc ....................         3,675
        300   EMC Insurance Group Inc .....................         3,600
        100   Southtrust Corp .............................         3,488
        300   IRT Property Co .............................         3,450
         65   Lincoln National Corp Ltd. ..................         3,413
         45   UNUM Corp ...................................         3,251
         32   Loews Corp ..................................         3,016
         25   Marsh & McLennan Cos ........................         2,600
         36   Chubb Corp ..................................         1,935
         40   National City Corp ..........................         1,795
         33  +HealthCare COMPARE Corp .....................         1,398
         29   Bancorp Hawaii Inc. .........................         1,218
         32   Northern Trust Corp .........................         1,160


   Number
 of Shares                      Security                        Value


Tomorrow Short-Term Retirement Fund (continued)


         20  +Policy Management Systems
                  Corp.....................................          $922
         20   U.S. Bancorp ................................           899
         11   Transatlantic Holdings Inc ..................           885
         21   Wilmington Trust Co..........................           830
         38   City National Corp ..........................           822
         38   USF&G Corp ..................................           793
         10   American National Insurance Co. .............           737
         22   Dauphin Deposit Corp ........................           726
         10   Franklin Resource Inc .......................           684
         20   USLife Corp .................................           665
         10   State Street Boston Corp ....................           645
         20   Charles Schwab Corp .........................           640
          4  +Echelon International Corp ..................            62
                                                                 --------
                                                                  234,949
                                                                 --------
              Health Care (8.7%)
      1,897   Pharmacia & Upjohn Inc.......................        75,169
        626   Bristol-Myers Squibb Co. ....................        68,077
      1,658   Columbia Healthcare Corp ....................        67,564
      1,050   American Home Products Corp. ................        61,556
        740  +Amgen Inc. ..................................        40,237
        558   Schering-Plough Corp. .......................        36,131
        300  +HEALTHSOUTH Corp ............................        11,437
        101   Pfizer Inc ..................................         8,370
         79   Warner Lambert Co ...........................         5,925
         77   Cardinal Health Inc .........................         4,485
        100   Beckman Instruments Inc .....................         3,837
        165  +Tenet Healthcare Corp .......................         3,609
         60  +Boston Scientific Corp ......................         3,600
        300  +Epitope Inc .................................         3,450
        167  +Humana Inc ..................................         3,194
         70  +Biogen Inc. .................................         2,713
         29   CPC International Inc. ......................         2,247
        131   Mylan Laboratories Inc ......................         2,194
         39   Mallinckrodt Inc. ...........................         1,721
         65  +Value Health Inc. ...........................         1,268
         31  +Forest Laboratories Inc .....................         1,015
         28  +Foundation Health Corp ......................           889
         31  +ALZA Corp ...................................           802
         22   Allergan Inc. ...............................           784
         21   Bausch & Lomb Inc ...........................           746
         40  +Chiron Corp..................................           745
         19  +Centocor Inc ................................           679
         30  +Genzyme Corp ................................           652
         24  +Acuson Corp .................................           585
         20   Bard (CR) Inc ...............................           560
         44  +Novacare Inc ................................           484
         11   Diagnostic Products Corp ....................           285
                                                                 --------
                                                                  415,010
                                                                 --------


                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Short-Term Retirement Fund (continued)


              Technology (1.5%)
        500   Equifax Inc. ................................       $15,312
        192  +Dell Computer Corp ..........................        10,200
        134  +Cisco Systems Inc ...........................         8,526
         64   Intel Corp ..................................         8,380
        200  +Bell Industries Inc .........................         4,275
        225  +Loral Space Communications ..................         4,134
        106   First Data Corp .............................         3,869
         64   Lucent Technologies Inc .....................         2,960
         60   Raytheon Co .................................         2,888
         41  +Compuware Corp ..............................         2,055
         35  +Litton Industries Inc .......................         1,667
         50  +Advanced Micro Devices Inc ..................         1,288
         33  +Fiserv Inc ..................................         1,213
         47  +Apple Computer Inc ..........................           981
         23  +Stratus Computer Inc. .......................           627
         12  +Storage Technology Corp .....................           571
         16  +Structural Dynamics Research
                 Corp.....................................           320
         60  +AST Research Inc ............................           251
         24  +Borland International Inc....................           130
                                                                 --------
                                                                   69,647
                                                                 --------
              Transportation (0.5%)
        169   Burlington Northern Santa Fe
                  Corp.....................................        14,597
        200   International Shipholding Corp ..............         3,700
         34  +Federal Express Corp. .......................         1,513
         37   Alexander & Baldwin Inc .....................           925
         20   Illinois Central Corp .......................           640
         20  +Consolidated Freightways Inc ................           445
         24   Arnold Industries Inc .......................           381
         26   Hunt J B Transportation
                  Services Inc.............................           364
         19   Overseas Shipholding Group ..................           323
         10   Consolidated Freightways Corp ...............            89
                                                                 --------
                                                                   22,977
                                                                 --------
              Utilities (4.0%)
      1,200  +Tucson Electric Power Co ....................        19,950
      1,000   Cascade Natural Gas Corp ....................        17,000
        600   Boston Edison Co. ...........................        16,125
        800   Eastern Utilities Association................        13,900
        600   Ohio Edison Co ..............................        13,650
        700   United Water Resources Inc ..................        10,938
        700   St Joseph Light & Power Co ..................        10,762
        177   Southern Co .................................         4,005
        327   Central Maine Power Co. .....................         3,801
         88   Enron Corp ..................................         3,795
        200   Empire District Electric ....................         3,750
        200   Public Service Co of North
                  Carolina.................................         3,650

   Number
 of Shares                      Security                        Value


Tomorrow Short-Term Retirement Fund (continued)


        100   New England Electric ........................        $3,487
        100   GPU Inc .....................................         3,362
        300   Citizens Utilities Co Cl B ..................         3,338
         66   FPL Group Inc. ..............................         3,036
         77   Williams Cos Inc ............................         2,869
         68   American Electric Power Co ..................         2,796
        140   Edison International ........................         2,783
        100   Illinova Corp ...............................         2,750
        119  +Pacific Gas & Electric Co. ..................         2,499
         57   Texas Utilities Co ..........................         2,323
         76   Allegheny Power System Inc ..................         2,308
         63   Florida Progress Corp .......................         2,032
         76   Potomac Electric Power ......................         1,957
         40   Duke Power Co ...............................         1,860
         69   Scana Corp ..................................         1,846
         54   CMS Energy Corp .............................         1,816
        135   Northeast Utilities .........................         1,789
         52  +CalEnergy Inc ...............................         1,748
         84   Pacificorp ..................................         1,722
         34   Coastal Corp ................................         1,662
         73   Houston Industries Inc ......................         1,652
         37   Public Service Co of Colorado ...............         1,438
         35   Dominion Resources Inc.......................         1,347
         45   Entergy Corp.................................         1,249
         52   New York State Electric &
                Gas Corp...................................         1,124
         32   Cinergy Corp. ...............................         1,068
         19   Consolidated National Gas Co ................         1,050
         16   Columbia Gas System Inc .....................         1,018
         62   Midamerican Energy Holdings .................           984
         38   Central & South West Corp ...................           975
         29   MCN Corp Holdings Co ........................           837
         15   El Paso Natural Gas Co ......................           758
         18   National Fuel Gas Co ........................           742
         24   Brooklyn Union Gas Co .......................           723
         20   Southwestern Public Service .................           707
         27   Puget Sound Power & Light ...................           648
         14   Pennsylvania Enterprises Inc ................           614
         27   Montana Power Co ............................           577
         27   AGL Resources Inc ...........................           570
         18   Idaho Power Co ..............................           560
         15   Hawaiian Electric Industries Inc ............           542
         25   Public Service Co of New
                  Mexico...................................           491
         20   Washington Gas Light Co .....................           453
         13   Indiana Energy Inc ..........................           317
                                                                 --------
                                                                  189,753
                                                                 --------
              Total Common Stocks
                (Cost $2,551,213)..........................     2,633,725
                                                                ---------

                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Short-Term Retirement Fund (continued)


              UNIT INVESTMENT
                TRUST (4.7%)
                (Cost $223,347)
      3,000   Standard & Poor's Depositary
                Receipts...................................      $221,813
                                                                 --------
Principal
Amount
              U.S. GOVERNMENT
                OBLIGATIONS (56.4%)
              U.S. Treasury Bill (16.5%)
   $800,000   5.148% Due 4/17/97 ..........................       788,458
                                                                 --------
              U.S. Treasury Bond (5.8%)
    270,000    6.875% Due 8/15/25 .........................       275,316
                                                                 --------
              U.S. Treasury Notes (34.1%)
    886,000   5.500% Due 11/15/98 .........................       880,046
    739,000   6.500% Due 8/15/05 ..........................       743,737
                                                                 --------
                                                                1,623,783
                                                                ---------

              Total U.S. Government
              Obligations ($2,688,637)..................       2,687,557
                                                                ---------
              Total Investments (116.4%)
                (Cost $5,463,197)..........................     5,543,095

              Liabilities in Excess of
                Other Assets (-16.4%)......................      (780,425)
                                                                ---------
              Total Net Assets (100.0%)....................    $4,762,670
                                                                =========

+ Non-incoming producing security.


                       See notes to financial statements


 TOMORROW FUNDS RETIREMENT TRUST

 Statements of Assets and Liabilities at December 31, 1996

                                                                 Core          Core            Long-        Medium-       Short-
                                                                 Large-        Small-          Term          Term          Term
                                                                  Cap           Cap         Retirement    Retirement    Retirement
                                              Assets            -------     ---------      ---------      ---------     ----------
 Investments at value (+)..................................... $1,562,208   $1,908,577    $1,313,468     $4,029,562    $5,543,095
 Cash...........................................................    29,185       82,628        98,368              0        10,204
 Receivable for Fund shares sold................................         0            0        89,094        438,193       962,406
 Receivable for securities sold................................          0            0           600          1,500           700
 Receivable from Adviser........................................    14,152       11,516         7,490          8,321         4,543
 Dividends and interest receivable..............................     2,519        4,150         5,835         21,104        33,446
 Deferred organizational expenses and
     prepaid expenses...........................................    41,717       41,762        38,625         38,632        38,635
                                                                 ---------    ---------     ---------      ---------    ----------
                                                                 1,649,781    2,048,633     1,553,480      4,537,312     6,593,029
                                                                 ---------    ---------     ---------      ---------    ----------
                                             Liabilities
 Payable for investment securities purchased....................         0            0       217,952        745,197     1,756,290
 Payable for  Fund shares redeemed..............................       549        5,230             9            137            11
 Payable to custodian bank......................................         0            0             0         32,392             0
 Accrued distribution fees payable
     (Adviser Shares)...........................................         0            0           210            676           710
 Accrued service fees payable
     (Institutional Shares).....................................         0            0           184            347           209
 Organization costs payable.....................................    51,083       51,083        47,200         47,110        47,110
 Other accrued expenses.........................................    27,017       24,929        28,034         30,268        26,029
                                                                 ---------    ---------     ---------      ---------    ----------
                                                                    78,649       81,242       293,589        856,127     1,830,359
                                                                 ---------    ---------     ---------      ---------    ----------
                                              Net Assets........$1,571,132   $1,967,391    $1,259,891     $3,681,185    $4,762,670
                                                                 =========    =========     =========      =========     =========
 Net Assets Represented by:
 Shares of beneficial interest (par $0.001).....................      $140         $264          $180           $457          $520
 Paid-in surplus................................................ 1,464,282    1,762,989     1,229,337      3,612,663     4,686,086
 Accumulated undistributed/(overdistributed)
     net investment income......................................    (1,618)       1,401        (2,127)        (1,936)       (1,788)
 Undistributed/(overdistributed) realized
     gains on investments.......................................       157        2,112          (124)        (1,462)       (2,046)
 Net unrealized appreciation on investments.....................   108,171      200,625        32,625         71,463        79,898
                                                                 ---------    ---------     ---------      ---------    ----------
 Net Assets ....................................................$1,571,132   $1,967,391    $1,259,891     $3,681,185    $4,762,670
                                                                 =========    =========     =========      =========     =========
 Net Asset Value and Redemption Price
   per Share:
   Adviser Shares:
 Net Assets.....................................................       -           -         $977,702     $3,416,022    $4,458,598
 Shares of beneficial interest issued and
    outstanding.................................................       -           -          140,044        423,387       486,601
 Net asset value per share......................................       -           -            $6.98          $8.07         $9.16
                                                                 =========    =========     =========      =========     =========
   Institutional Shares:
 Net Assets.....................................................$1,571,132   $1,967,391      $282,189       $265,163      $304,072
 Shares of beneficial interest issued and
     outstanding................................................   140,123      263,461        40,014         33,733        33,016
 Net asset value per share......................................    $11.21        $7.47         $7.05          $7.86         $9.21
                                                                 =========    =========     =========      =========     =========
 (+) Investments at cost......................................  1,454,037    1,707,952     1,280,843      3,958,099     5,463,197

 Unrealized Appreciation/(Depreciation): *
     Gross appreciation.........................................   127,114      251,739        49,958        115,060       113,965
     Gross depreciation.........................................   (18,943)     (51,114)      (17,333)       (43,597)      (34,067)
                                                                 ---------    ---------     ---------      ---------    ----------
 Net unrealized appreciation....................................   108,171      200,625        32,625         71,463        79,898
                                                                 =========    =========     =========      =========     =========

 * Based on cost of securities for Federal Income tax purposes which does not differ from book cost.


                       See notes to financial statements



  TOMORROW FUNDS RETIREMENT TRUST

  Statements of Operations for the Period Ended December 31, 1996


                                                                   Core         Core         Long        Medium       Short
                                                                  Large        Small         Term         Term         Term
                                                                   Cap*         Cap*     Retirement** Retirement** Retirement**

  Investment Income:
  Dividends....................................................    $20,123      $37,946       $6,931      $15,543      $14,285
  Interest.....................................................        182            0        4,085       17,971       23,969
  Other........................................................      2,725        1,622          479        1,272            0
                                                                   -------      -------       ------       ------       ------
                                                                    23,030       39,568       11,495       34,786       38,254
                                                                   -------      -------       ------       ------       ------
   Expenses:
  Investment advisory fees - Note 5............................      5,907        9,076        2,533        7,501        7,488
  Transfer agent fees and expenses
   (Advisor Class).............................................          0            0       10,042       10,042       10,042
  Transfer agent fees and expenses
   (Institutional Shares)......................................     11,000       11,000        9,042        9,042        9,042
  Custodian fees and expenses - Note 7.........................     11,028       13,201        8,958       10,132        6,187
  Professional fees............................................     29,000       30,000       28,420       31,576       31,050
  Administration fees - Note 5.................................        709        1,089          304          900          899
  Shareholders' reports........................................      4,000        4,500        3,249        4,198        3,600
  Fund accounting fees.........................................     25,000       25,000       24,750       24,750       24,750
  Registration fees and expenses...............................     46,688       47,466       46,322       48,330       47,215
  Trustees' fees and expenses..................................      6,000        6,000        6,000        6,000        6,000
  Amortization of organization costs...........................      9,453        9,453        8,612        8,597        8,597
  Distribution fees (Adviser Shares) - Note 5..................          0            0        1,320        4,325        4,574
  Service fees (Institutional Shares) - Note 5.................          0            0          184          338          209
  Other expenses...............................................         40           73           18           58           63
                                                                   -------      -------       ------       ------       ------
  Total Expenses...............................................    148,825      156,858      149,754      165,789      159,716
  Less fees waived by Adviser and
   Administrator - Note 5......................................     (6,616)     (10,165)      (2,837)      (8,401)      (8,387)
  Less expenses reimbursed
     by Adviser - Note 5.......................................   (130,419)    (131,089)    (140,534)    (138,948)    (132,675)
  Less expenses paid indirectly - Note 7.......................     (1,941)        (468)        (658)      (1,269)      (1,390)
                                                                   -------      -------       ------       ------       ------
  Net Expenses.................................................      9,849       15,136        5,725       17,171       17,264
                                                                   -------      -------       ------       ------       ------
  Net Investment Income........................................     13,181       24,432        5,770       17,615       20,990
                                                                   -------      -------       ------       ------       ------
  Realized and Unrealized Gain on
   Investments
   Net realized gain on investments............................     29,755       25,143        7,802       24,377          232
     Change in unrealized appreciation on
      Investments..............................................    108,171      200,625       32,625       71,463       79,898
                                                                   -------      -------       ------       ------       ------
  Net Gain on Investments......................................    137,926      225,768       40,427       95,840       80,130
                                                                   -------      -------       ------       ------       ------
  Net Increase in Net Assets Resulting
   from Operations.............................................   $151,107     $250,200      $46,197     $113,455     $101,120
                                                                   =======      =======       ======      =======      =======

  *   Commencement of operations February 6, 1996.
  ** Commencement of operations March 7, 1996.


                        See notes to financial statements


 TOMORROW FUNDS RETIREMENT TRUST

 Statements of Changes in Net Assets for the Period Ended December 31, 1996



                                                             Core         Core        Long-       Medium-       Short-
                                                            Large-       Small-        Term         Term         Term
                                                             Cap*         Cap*     Retirement** Retirement** Retirement**

 Operations:
 Net investment income...................................    $13,181      $24,432       $5,770      $17,615      $20,990
 Net realized gain
   on investments........................................     29,755       25,143        7,802       24,377          232
 Change in unrealized
   appreciation on investments...........................    108,171      200,625       32,625       71,463       79,898
                                                          ----------   ----------   ----------    ---------   ----------
Net Increase in Net Assets
   Resulting from Operations.............................    151,107      250,200       46,197      113,455      101,120
                                                          ----------   ----------   ----------    ---------   ----------
 Dividends to shareholders from net investment income:
    Adviser Shares                                                 0            0       (7,897)     (11,718)     (22,778)
    Institutional Shares                                     (14,799)     (23,031)           0       (7,833)           0
                                                          ----------   ----------   ----------    ---------   ----------
 Total dividends to
    shareholders from net
    investment income                                        (14,799)     (23,031)      (7,897)     (19,551)     (22,778)
                                                          ----------   ----------   ----------    ---------   ----------
 Distributions to shareholders from net realized gains:
    Adviser Shares                                                 0            0       (6,017)     (23,803)      (2,278)
    Institutional Shares                                     (29,598)     (23,031)      (1,909)      (2,036)           0
                                                          ----------   ----------   ----------    ---------   ----------
 Total distributions from net
    realized gains                                           (29,598)     (23,031)      (7,926)     (25,839)      (2,278)
                                                          ----------   ----------   ----------    ---------   ----------
 Transactions in Shares of
   Beneficial Interest:
 Received on issuance:
   Shares sold...........................................  1,720,086    1,801,897    1,256,481    3,739,365    4,786,563
   Shares issued in reinvestment
      of dividends and distributions                          44,396       46,062       15,823       45,391       25,055
   Shares redeemed.......................................   (400,060)     (84,706)     (42,787)    (171,636)    (125,012)
                                                          ----------   ----------   ----------    ---------   ----------
 Net Increase from
     Capital Share Transactions..........................  1,364,422    1,763,253    1,229,517    3,613,120    4,686,606
                                                          ----------   ----------   ----------    ---------   ----------
 Total Increase
   in Net Assets.........................................  1,471,132    1,967,391    1,259,891    3,681,185    4,762,670

 Net Assets:
 Beginning of period.....................................    100,000            0            0            0            0
                                                          ----------   ----------   ----------    ---------   ----------
 End of period+.......................................... $1,571,132   $1,967,391   $1,259,891   $3,681,185   $4,762,670
                                                          ==========   ==========   ==========   ==========   ==========
+ Includes undistributed/
     (overdistributed) net
     investment income...................................    ($1,618)      $1,401      ($2,127)     ($1,936)     ($1,788)
                                                          ==========   ==========   ==========   ==========   ==========


  * Commencement of operations February 6, 1996.
 ** Commencement of operations March 7, 1996.

                        See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST

Notes to Financial Statements


1. General
   The Tomorrow Long-Term Retirement Fund ("Long-Term Fund"), Tomorrow Medium-Term Retirement Fund ("Medium-Term Fund"), Tomorrow Short-Term Retirement Fund ("Short-Term Fund"), Core Large-Cap Fund (Large-Cap Fund") and Core Small-Cap Fund ("Small -Cap Fund") are separate funds (collectively the "Funds") of the Tomorrow Funds Retirement Trust (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end investment company. All of the funds are diversified.

The Trust offers two classes of shares: Adviser Class Shares and Institutional Class Shares. Adviser Shares and Institutional Shares are substantially the same except that Adviser Shares bear the fees payable under a plan adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the Act (the "Distribution Plan") at an annual rate of up to 0.50% of the average daily net assets attributable to the Adviser Shares; Institutional Shares bear the fees that are payable under a Service Plan (the "Service Plan") at an annual rate of up to 0.25% of the average daily net assets attributable to the Institutional Shares. In addition to fees paid pursuant to the Distribution Plan and Service Plan, each class also bears the expense associated with transfer agent fees.


  Investment income, expenses (other than expenses incurred under the Distribution Plan, the Service Plan and transfer agent fees and expenses), and realized and unrealized gains and losses on investments of a Fund are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

  The Long-Term Fund, Medium-Term Fund and Short-Term Fund first commenced offering Adviser Shares on March 7, 1996 and Institutional Shares on April 2, 1996. The Large-Cap Fund and Small-Cap Fund first commenced offering Institutional shares on February 6, 1996. There are currently no shares outstanding for the Adviser Class of the Large-Cap Fund and Small-Cap Fund.

2. Significant Accounting Policies
Portfolio Valuation
  Common Stock - Securities listed or admitted to trading on a national securities exchange, including options, are valued at the last sale price on such exchange as of the close of regular trading on the New York Stock Exchange ("NYSE") on each day that the Funds calculate their net asset values.
Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and ask prices.

   Bonds - Bonds and other fixed income securities (other than short-term obligations but including listed issues) in the Funds' portfolios are valued by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market
data,   without   exclusive   reliance   upon   quoted   prices,   exchange   or
over-the-counter prices, when such valuations are believed to reflect the market value of such securities.

  Money Market Securities - Investments in money market and other short-term (60 days or less) securities are valued at amortized cost, which has been determined by the Trust's Board of Trustees to represent the fair market value of such securities.

TOMORROW FUNDS RETIREMENT TRUST

  Foreign Securities - Securities listed or admitted to trading on an international securities exchange, including options, are valued at the last sale price, at the close of the primary international exchange on the day that the Fund's calculate their net asset values. Unlisted foreign securities and listed foreign securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and asked prices.

  Certain risks result from investing in foreign securities in addition to the usual risk inherent in domestic investments. Such risks include
future  political,   economical  and  currency  exchange developments
including restrictions and changes in foreign law.

Security Transactions and Investment Income
  Security transactions are recorded on a trade date basis. Realized gains and losses from security transactions are recorded utilizing the identification method. Interest income is recognized on an accrual basis and dividend income is recognized on ex-dividend date. Discounts on fixed income securities are accreted to interest income over the life of the security or until an applicable call date if sooner, with a corresponding increase in cost basis.

  During the period from inception through December 31, 1996, none of the Funds in the Trust entered into the following transactions: futures, options, forward currency contracts or foreign currency transactions.

Federal Income Taxes
  Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal tax or excise tax provisions are required. The federal income tax basis of investments approximates cost.

Distributions to Shareholders
  Dividends from Net Investment Income - Dividends from net investment income are declared and paid annually when available for each Fund and are recorded on ex-dividend date.

  Distributions from Capital Gains - Distributions from capital gains are declared by December 31 of the year in which they are earned and are paid by January 31 of the following year. However, to the extent that the net realized gains of a Fund can be offset by capital loss carryovers of that Fund, such gains will not be distributed.

  The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or net distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

TOMORROW FUNDS RETIREMENT TRUST

Use of Estimates
  Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

3. Organizational Expenses
  Weiss, Peck & Greer. L.L.C. ("WPG"), the Funds' investment Adviser, paid the organizational expenses of the Funds in the amount of approximately $243,000 ($51,000 each for the Large-Cap and Small-Cap Funds and $47,000 each for the Long-Term, Medium-Term and Short-Term Funds). The Funds will reimburse WPG for these expenses which have been deferred and are being amortized by the Funds on a straight line method over a period of five years from the commencement of operations.

4. Expenses
  The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund while general Trust expenses are allocated among the Trust's respective Funds.

5. Investment Advisory Fee and Other Transactions with Affiliates
  The Trust, with respect to each Fund, has entered into an Investment Advisory Agreement with WPG which entitles WPG to receive a fee, which is accrued daily and paid monthly, at an annual rate of 0.75% of each Fund's average daily net assets. WPG voluntarily agreed not to impose its advisory fee applicable to the Funds for the period ended December 31, 1996.

  WPG has agreed to voluntarily limit each Fund's total operating expenses, (excluding taxes, brokerage commissions, interest, dividends paid on securities sold short and extraordinary legal fees and expenses) to 1.75% of the average daily net assets for the Adviser Class Shares and 1.50% of the average daily net assets for the Institutional class shares. WPG will reduce its advisory fee (but not below $0) when the total operating expenses exceed these limits.

  The Trust has entered into an Administration Agreement with WPG. For its administrative services, WPG is entitled to receive a fee, which is accrued daily and paid monthly, at an annual rate of 0.09% of each Fund's average daily net assets. WPG voluntarily agreed not to impose its administration services fee applicable to the funds for the period ended December 31, 1996.

  The Trust with respect to the Adviser Class of each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act. Under the Distribution Plan, each Fund pays distribution and service fees at an aggregate annual rate of up to 0.50% of the daily average net assets attributable to the Adviser
Class Shares. Up to 0.25% of this fee is for service fees and is intended to be compensation for personnel services and/or account maintenance services. The remaining amount is for distribution fees and is intended to compensate WPG for its services and expenses associated with serving as principal underwriter of the Adviser Class. These payments are borne solely by the Adviser Class Shares. For the period April 2, 1996 through December 31,
1996 payments pursuant to the Distribution Plan from the Long-Term Fund, Medium-Term Fund and Short-Term Fund amounted to $1,320, $4,325 and $4,574,
respectively.   Of  these   amounts,   WPG  earned  $670,   $2,203  and  $2,307,
respectively.

TOMORROW FUNDS RETIREMENT TRUST

   The Trust with respect to the Institutional Class of each Fund has also adopted a Service Plan (the "Institutional Service Plan") pursuant to which each Fund has agreed to pay fiduciaries of retirement plans investing in the Funds a fee for various services and/or account maintenance services relating to the Institutional Class Shares. The Institutional Service Plan fee is accrued daily and paid quarterly at an annual rate of up to 0.25% of the average daily net asset value attributable to the Institutional Class Shares of each Fund, and is borne solely by the Institutional Class Shares. For the period through December 31, 1996 payments made pursuant to the Institutional Service Plan from the Long-Term Fund, Medium-Term Fund and Short-Term Fund amounted to $184, $338 and $209, respectively. No such payments were made for the Large-Cap Fund and Small-Cap Fund.

6. Securities Transactions
Sale proceeds, cost of securities purchased, (excluding short term investments), total commissions and commissions received by WPG on such transactions were as follows:

                              Proceeds                 Cost of                    Commissions
                            of Securities              Securities       Total       Received
                                Sold                   Purchased     Commissions     by WPG
Large-Cap*                    $427,821                 $1,854,942       $1,651       $1,645
Small-Cap*                     154,436                  1,837,244        2,387        2,387
Long-Term**                    115,061                  1,388,034          846          821
Medium-Term**                  296,128                  3,810,468        2,094        2,070
Short-Term**                   200,718                  4,874,544        2,056        2,004


 * For the period February 6, 1996 (commencement of operations ) through December 31, 1996.
** For the period March 7, 1996 (commencement of operations) through December 31, 1996.


7. Custodian Fees
  Each Fund has entered into an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds' custodian fee and related offset were as follows:

                                   Custodian Fee     Offset Credit
Large-Cap*                           $11,028             $1,941
Small-Cap*                            13,201                468
Long-Term**                            8,958                658
Medium-Term**                         10,132              1,269
Short-Term**                           6,187              1,390


  The Funds could have invested its cash balances elsewhere if it had not agreed to a reduction in fees under the expense offset agreement with its custodian.

 * For the period February 6, 1996 (commencement of operations) through December 31, 1996.
** For the period March 7, 1996  (commencement of operations)  through
   December 31, 1996.

TOMORROW FUNDS RETIREMENT TRUST

8. Capital Share Transactions
   Transactions in shares of the Funds were as follows:


Core Large-Cap
                                        Shares           Amount
Institutional Class Shares*
  Sold                                  161,419        $1,720,086
  Reinvested from dividends
    and distributions                     3,905            44,396
  Redeemed                              (35,201)         (400,060)
Net increase                            130,123        $1,364,422

* For the period February 6, 1996 (commencement of operations) through December 31, 1996.



Core Small-Cap
                                          Shares          Amount
 Institutional Class Shares*
  Sold                                     268,942       $1,801,897
  Reinvested from dividends
    and distributions                        6,191           46,062
  Redeemed                                 (11,672)         (84,706)
Net increase                               263,461       $1,763,253

* For the period February 6, 1996 (commencement of operations) through December 31, 1996.



Long-Term Retirement
                                             Shares          Amount
Adviser Class Shares*
  Sold                                       143,309        $977,964
  Reinvested from dividends
    and distributions                          1,985          13,914
  Redeemed                                    (5,250)        (35,184)
Net increase - Adviser Class                 140,044         956,694


Institutional Class Shares**
                                              Shares         Amount
  Sold                                        40,904         278,517
  Reinvested from dividends
    and distributions                            270           1,909
  Redeemed                                    (1,160)         (7,603)
Net increase - Institutional Class            40,014         272,823

Net increase in Fund                         180,058      $1,229,517

 * For the period March 7, 1996 (commencement of operations) through December 31, 1996.
** For the period April 2, 1996 (commencement of operations) through December 31, 1996.

TOMORROW FUNDS RETIREMENT TRUST


Medium-Term Retirement
                                           Shares             Amount
Adviser Class Shares*
  Sold                                     434,251          $3,434,858
  Reinvested from dividends
    and distributions                        4,374              35,521
  Redeemed                                 (15,238)           (118,433)
Net increase - Adviser Class               423,387           3,351,946

Institutional Class Shares**
  Sold                                       39,564            304,507
  Reinvested from dividends
    and distributions                         1,248              9,870
  Redeemed                                   (7,079)           (53,203)
Net increase - Institutional Class           33,733            261,174

Net increase in Fund                        457,120         $3,613,120

 * For the period March 7, 1996 (commencement of operations) through December 31, 1996.
** For the period April 2, 1996 (commencement of operations) through December 31, 1996.



Short-Term Retirement
                                          Shares             Amount
Adviser Class Shares*
  Sold                                    498,279           $4,497,333
  Reinvested from dividends
    and distributions                       2,714               25,055
  Redeemed                                (14,392)            (123,915)
Net increase - Adviser Class              486,601            4,398,473

Institutional Class Shares**
  Sold                                      33,138             289,230
  Redeemed                                    (122)              1,097)
Net increase - Institutional Class          33,016             288,133

Net increase in Fund                       519,617          $4,686,606

 * For the period March 7, 1996 (commencement of operations) through December 31, 1996.
** For the period April 2, 1996 (commencement of operations) through December 31, 1996.


TOMORROW FUNDS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS

                                  $ per share





                                     Net                     Net        Total     Dividends    Distri-                   Net
                                    Asset                  Realized     Income       From      butions                  Asset
                                   Value at      Net         and        From         Net         from       Total      Value at
                                  Beginning   Investment  Unrealized Investment   Investment   Capital     Distri-     End of
                                  of Period     Income      Gains    Operations     Income      Gains      butions      Period
Large-Cap - Institutional Shares
For the period February 6, 1996*
  through December 31, 1996         10.00        0.10        1.24        1.34       (0.11)      (0.02)      (0.13)     $11.21

Small-Cap - Institutional Shares
For the period February 6, 1996*
  through December 31, 1996          6.50        0.10        1.05        1.15       (0.09)      (0.09)      (0.18)       7.47

Long-Term Retirement
Adviser Shares
For the period March 7, 1996*
  through December 31, 1996          6.50        0.04        0.55        0.59       (0.06)      (0.05)      (0.11)       6.98

Institutional Shares
For the period April 2, 1996*
  through December 31, 1996          6.51        0.04        0.55        0.59        0.00       (0.05)      (0.05)       7.05

Medium-Term Retirement
Adviser Shares
For the period March 7, 1996*
  through December 31, 1996          7.50        0.04        0.63        0.67       (0.03)      (0.07)      (0.10)       8.07

Institutional Shares
For the period April 2, 1996*
  through December 31, 1996          7.53        0.10        0.55        0.65       (0.25)      (0.07)      (0.32)       7.86

Short-Term Retirement
Adviser Shares
For the period March 7, 1996*
  through December 31, 1996          8.50        0.06        0.72        0.78       (0.06)      (0.06)      (0.12)       9.16

Institutional Shares
For the period March 7, 1996*
  through December 31, 1996          8.51        0.00        0.70        0.70        0.00        0.00        0.00        9.21


                                                                  ratios

                                                                                                             Ratio information
                                                                                                           assuming no fee waivers,
                                                                                                              reimbursements or
                                                                        Ratio of                                custody fee
                                                            Ratio of      Net                              earnings credit receive
                                                            Expenses    Income to                          Ratio of     Ratio of
                                                   Net      To Average   Average    Portfolio   Average    Expenses     Net Income
                                        Total    Assets        Net        Net       Turnover  Commissions  To Average   To Average
                                       Return++  (000's)     Assets+     Assets+      Rate     Per Share   Net Assets+  Net Assets+
Large-Cap - Institutional Shares
For the period February 6, 1996*
  through December 31, 1996             15.35%   $1,571        1.25%       1.67%      48.62%     $0.035       18.89%     -15.97%

Small-Cap - Institutional Shares
For the period February 6, 1996*
  through December 31, 1996
Long-Term Retirement
Adviser Shares
For the period March 7, 1996*
  through December 31, 1996              9.08%      978        1.75%       1.63%      25.09%      0.035       45.36%     -41.98%

Institutional Shares
For the period April 2, 1996*
  through December 31, 1996              9.03%      282        1.50%       1.97%      25.09%      0.035       40.49%     -37.02%

Medium-Term Retirement
Adviser Shares
For the period March 7, 1996*
  through December 31, 1996              8.89%    3,416        1.75%       1.73%      22.56%      0.035       15.88%     -12.40%

Institutional Shares
For the period April 2, 1996*
  through December 31, 1996              8.54%      265        1.50%       1.96%      22.56%      0.035       20.86%     -17.40%

Short-Term Retirement
Adviser Shares
For the period March 7, 1996*
  through December 31, 1996              8.54%    4,459        1.75%       2.08%      14.16%      0.035       15.68%     -11.85%

Institutional Shares
For the period March 7, 1996*
  through December 31, 1996              8.23%      304        1.50%       2.31%      14.16%      0.035       19.10%     -15.29%



+   Annualized.
++  Not annualized.
*   Commencement of operations.

                       See notes to financial statements.

                          Independent Auditors' Report

To the Shareholders and Board of Trustees of:

     Core Large-Cap Stock Fund
     Core Small-Cap Stock Fund
     Tomorrow Long-Term Retirement Fund
     Tomorrow Medium-Term Retirement Fund
     Tomorrow Short-Term Retirement Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Core Large-Cap Stock Fund, Core Small-Cap Stock Fund, Tomorrow Long-Term Retirement Fund, Tomorrow Medium-Term Retirement Fund and Tomorrow Short-Term Retirement Fund as of December 31, 1996, and the related statements of operations, changes in net assets and financial highlights for the period February 6, 1996 (commencement of operations) to December 31, 1996 for the Core Large-Cap Stock Fund and Core Small-Cap Stock Fund and for the period March 7, 1996 (commencement of operations) to December 31, 1996 for the Tomorrow Long-Term Retirement Fund, Tomorrow Medium-Term Retirement Fund and Tomorrow Short-Term Retirement Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Core Large-Cap Stock Fund, Core Small-Cap Stock Fund, Tomorrow Long-Term Retirement Fund, Tomorrow Medium-Term Retirement Fund and Tomorrow Short-Term Retirement Fund as of December 31, 1996, the results of their operations, changes in net assets and financial highlights for the period February 6, 1996 (commencement of operations) to December 31, 1996 for the Core Large-Cap Stock Fund and Core Small-Cap Stock Fund and for the period March 7, 1996 (commencement of operations) to December 31, 1996 for the Tomorrow Long-Term Retirement Fund, Tomorrow Medium-Term Retirement Fund and Tomorrow Short-Term Retirement Fund, in conformity with generally accepted accounting principles.

                                                         KPMG Peat Marwick LLP
New York, New York
January 15, 1997

Tomorrow Funds

RETIREMENT TRUST

A Lifecycle Retirement Program
One New York Plaza, New York, NY  1004
(800) 223-3332

INDEPENDENT TRUSTEES AND MEMBERS        INVESTMENT ADVISER
OF AUDIT COMMITTEE                      Weiss, Peck & Greer, L.L.C.
Raymond R. Herrmann, Jr.                One New York Plaza
Lawrence J. Israel                      New York, NY  10004

                                        CUSTODIAN
OFFICERS                                Boston Safe Deposit and Trust Company
Roger J. Weiss                          One Exchange Place
  Chairman of the Board, President      Boston, MA  02109
  and Trustee

Jay C. Nadel                            DIVIDEND DISBURSING AND
  Executive Vice President              TRANSFER AGENT
  and Treasurer                         First Data Investor Services Group, Inc.
                                        440 Computer Drive
Francis H. Powers                       Westboro, MA  01581-5120
  Executive Vice President
  and Treasurer
                                        LEGAL COUNSEL
Daniel Cardell                          Hale and Dorr
  Vice President                        60 State Street
                                        Boston, MA  02109
Stephen Gresham
  Vice President                        INDEPENDENT AUDITORS
                                        KPMG Peat Marwick LLP
Arlen S. Oransky                        345 Park Avenue
  Vice President                        New York, NY  10154

Joseph J. Reardon
  Vice President

Daniel S. Vandivort
  Vice President

Joseph Parascondola
  Assistant Vice President

This report is submitted for general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Tomorrow Funds Retirement Trust. Such offering is made only by prospectus, which includes details as to offering and other material information.